As filed with the Securities and Exchange Commission on January 12, 1996

                                                      Registration Nos. 33-34841
                                                                        811-6011

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 31

                                      and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 32

                              THE MONTGOMERY FUNDS
             (Exact Name of Registrant as Specified in its Charter)

                              600 Montgomery Street
                         San Francisco, California 94111
                     (Address of Principal Executive Office)

                                 1-800-572-3863
              (Registrant's Telephone Number, Including Area Code)

                                  JACK G. LEVIN
                              600 Montgomery Street
                         San Francisco, California 94111
                     (Name and Address of Agent for Service)

                            -------------------------

             It is proposed that this filing will become effective:

         X  immediately  upon  filing  pursuant  to Rule 485(b)
        ---
        ___ on  ________________  pursuant  to Rule  485(b)

        ___ 60 days after filing  pursuant to Rule  485(a)(1)
        ___ 75 days after  filing pursuant to Rule 485(a)(2)
        ___ on  _________________  pursuant to Rule 485(a)

         Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite number of securities under the Securities Act of 1933. The Rule 24f-2 Notice for the Registrant's fiscal year ended June 30, 1995 was filed on August 28, 1995.

                                   ----------

                     Please Send Copy of Communications to:

                               JULIE ALLECTA, ESQ.
                              DAVID A. HEARTH, ESQ.
                        Heller, Ehrman, White & McAuliffe
                                 333 Bush Street
                         San Francisco, California 94104
                                 (415) 772-6000

          Total number of pages 66. Exhibit Index appears at 64.
                               ----                         ----

                              THE MONTGOMERY FUNDS

                      CONTENTS OF POST-EFFECTIVE AMENDMENT

This post-effective amendment to the registration statement of the Registrant contains the following documents*:

         Facing Sheet

         Contents of Post-Effective Amendment

         Cross-Reference Sheet for  Montgomery  Equity  Income Fund,  Montgomery
                  Small Cap Fund and Montgomery Emerging Markets Fund

         Part A - Additional Prospectus for Class P Shares of Montgomery Equity Income Fund, Montgomery Small Cap Fund and Montgomery Emerging Markets Fund

         Part C - Other Information

         Signature Page

         Exhibit
--------

* This Amendment does not relate to the following documents: existing effective prospectuses and Statements of Additional Information for the Class R shares, Class P shares and Class L shares for Montgomery Growth Fund, Montgomery Equity Income Fund, Montgomery Small Cap Fund, Montgomery Micro Cap Fund, Montgomery Global Opportunities Fund, Montgomery Global Communications Fund, Montgomery International Small Cap Fund, Montgomery International Growth Fund, Montgomery Emerging Markets Fund, Montgomery Select 50 Fund, Montgomery Short Government Bond Fund, Montgomery Government Reserve Fund, Montgomery California Tax-Free Intermediate Bond Fund, Montgomery California Tax-Free Money Fund, Montgomery Advisors Emerging Markets Fund, Montgomery Small Cap II Fund and Montgomery Technology Fund.




                              THE MONTGOMERY FUNDS

                              CROSS REFERENCE SHEET

                                    FORM N-1A

                   Part A: Information Required in Prospectus

                 (For Additional Prospectus for Class P Shares)


                                     Location in the
N-1A                                 Registration Statement
Item No.    Item                     by Heading
--------    ----                     ----------
1.      Cover Page                   Cover Page

2.      Synopsis                     "Montgomery Funds"
                                     "Fees and Expenses of the Funds"

3.      Condensed Financial          "Financial Highlights"

4.      General Description          Cover Page, "Montgomery Funds"
        of Registrant                "The Funds' Investment Objectives and Policies,"
                                     "Portfolio Securities," "Other Investment Practices,"
                                     "Risk Considerations" and "General Information"

5.      Management of                "The Funds' Investment Objectives and Policies,"
        the Fund                     "Management of the Funds" and
                                     "How to Invest in the Funds"

5A.     Management's Discussion      Not Applicable (contained in the Fund's Annual
        of Fund Performance          Report)

6.      Capital Stock and            "Montgomery Funds,"
        Other Securities             "Dividends and Distributions,"
                                     "Taxation" and "General Information"

7.      Purchase of Securities       "How to Invest in the Funds,"
        Being Offered                "How Net Asset Value is Determined,"
                                     "General Information" and
                                     "Backup Withholding Instructions"

8.      Redemption or                "How to Redeem an Investment in the Funds" and
        Repurchase                   "General Information"

9.      Pending Legal                Not Applicable
        Proceedings


      ---------------------------------------------------------------------

                                     PART A

                    ADDITIONAL PROSPECTUS FOR CLASS P SHARES


      ---------------------------------------------------------------------

THE MONTGOMERY FUNDS
600 Montgomery Street
San Francisco, California 94111
(800) 572-FUND

PROSPECTUS
January 12, 1996


The following three mutual funds (individually, a "Fund" and, collectively, the "Funds") are offered in this Prospectus:

            o  Montgomery Equity Income Fund
            o  Montgomery Small Cap Fund
            o  Montgomery Emerging Markets Fund

Each Fund's shares offered in this Prospectus (the Class P shares) are sold at net asset value with no sales load, no commissions and no redemption or exchange fees. The Class P shares are subject to a Rule 12b-1 distribution fee as described in this Prospectus. In general, the minimum initial investment in each Fund is $500, and subsequent investments must be at least $100. The Manager or the Distributor, in either's discretion, may waive these minimums. See "How to Invest in the Funds."

Each Fund is a separate series of The Montgomery Funds, an open-end management investment company, and managed by Montgomery Asset Management, L.P. (the "Manager"), an affiliate of Montgomery Securities (the "Distributor"). Each Fund has its own investment objective and policies designed to meet different investment goals. As is the case for all mutual funds, attainment of each Fund's investment objective cannot be assured.

Please read this Prospectus before investing and retain it for future reference. A Statement of Additional Information dated December 29, 1995, as may be revised, has been filed with the Securities and Exchange Commission, is incorporated by this reference and is available without charge by calling (800) 572-FUND. If you are viewing the electronic version of this prospectus through an on-line computer service, you may request a printed version free of charge by calling (800) 572-FUND.

The Internet address for The Montgomery Funds is http://www.xperts.montgomery.com/1.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
-----------------------------------------------------


     The Montgomery Funds                                                 3

     Fees and Expenses of the Funds                                       4

     Financial Highlights                                                 5

     The Funds' Investment Objectives and Policies                        7

     Portfolio Securities                                                 9

     Other Investment Practices                                          11

     Risk Considerations                                                 14

     Management of the Funds                                             15

     How To Invest in the Funds                                          18

     How To Redeem an Investment in the Funds                            21

     Exchange Privileges and Restrictions                                22

     Brokers and Other Intermediaries                                    23

     How Net Asset Value is Determined                                   23

     Dividends and Distributions                                         24

     Taxation                                                            24

     General Information                                                 24

     Backup Withholding Instructions                                     25

                              THE MONTGOMERY FUNDS

The Funds' investment objectives are summarized below. See "The Funds' Investment Objectives and Policies" beginning on page 7, "Portfolio Securities" beginning on page 9, "Other Investment Practices" beginning on page 11 and "Risk Considerations" beginning on page 14 for more detailed information.

MONTGOMERY EQUITY INCOME FUND
Seeks current income and capital appreciation by investing primarily in income-producing equity securities of domestic companies, with the goal to provide significantly greater yield than the average yield offered by the stocks of the Standard and Poor's 500 Composite Price Index ("S&P 500") and a low level of price volatility.

MONTGOMERY SMALL CAP FUND
Seeks capital appreciation by investing primarily in equity securities, usually common stocks, of small-capitalization domestic companies, which the Fund currently considers to be companies having total market capitalizations of less than $1 billion.

MONTGOMERY EMERGING MARKETS FUND
Seeks capital appreciation by investing primarily in equity securities of companies in countries having economies and markets generally considered by the World Bank or the United Nations to be emerging or developing.



The Funds offer other classes of shares to investors eligible to purchase those shares. The other classes of shares may have different fees and expenses than the class of shares offered in this Prospectus, and those different fees and expenses may affect performance. To obtain information concerning the other classes of shares not offered in this Prospectus, call The Montgomery Funds at
(800) 572-FUND or contact sales representatives or financial intermediaries who offer those classes.

                         FEES AND EXPENSES OF THE FUNDS



SHAREHOLDER TRANSACTION EXPENSES

An investor would pay the following charges when buying or redeeming shares of a
Fund:


    Maximum Sales Load          Maximum Sales Load
   Imposed on Purchases   Imposed on Reinvested Dividends   Deferred Sales Load    Redemption Fees+          Exchange Fees
--------------------------------------------------------------------------------------------------------------------------------
           NONE                        None                      None                   None                     None
--------------------------------------------------------------------------------------------------------------------------------




ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS):




                                     MONTGOMERY EQUITY INCOME FUND    MONTGOMERY SMALL CAP FUND  MONTGOMERY EMERGING MARKETS FUND
---------------------------------------------------------------------------------------------------------------------------------
Management Fee*                                  0.60%                          1.00%                         1.07%
---------------------------------------------------------------------------------------------------------------------------------
12b-1 Fee                                        0.25%                          0.25%                         0.25%
---------------------------------------------------------------------------------------------------------------------------------
Other Expenses                                   0.25%                          0.37%                         0.73%
(after reimbursement)*
---------------------------------------------------------------------------------------------------------------------------------
Total Fund Operating Expenses*                   1.10%                          1.62%                         2.05%
---------------------------------------------------------------------------------------------------------------------------------


The previous tables are intended to assist the investor in understanding the various direct and indirect costs and expenses of each Fund. Operating expenses are paid out of a Fund's assets and are factored into the Fund's share price. Each Fund estimates that it will have the expenses listed (expressed as a percentage of average net assets) for the current fiscal year. Because Rule 12b-1 distribution charges are accounted for on a class-level basis (and not on an individual shareholder-level basis), individual long-term investors in the Class P shares of a Fund may over time pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD"), even though all shareholders of that Class in the aggregate will not. This is recognized and permitted by the NASD.

+ Shareholders effecting redemptions via wire transfer may be required to pay fees, including the wire fee and other fees, that will be directly deducted from redemption proceeds. THE MONTGOMERY FUNDS RESERVE THE RIGHT UPON 60 DAYS' ADVANCE NOTICE TO SHAREHOLDERS TO IMPOSE A REDEMPTION FEE OF UP TO 1.00% ON SHARES REDEEMED WITHIN 90 DAYS OF PURCHASE.
      See "How to Redeem an Investment in the Funds."

* Expenses for the Funds are based on actual expenses and expense limitations for the fiscal year ended June 30, 1995 for another class of shares (but adjusted to include the Rule 12b-1 fee for the Class P shares) because the Class P shares were not offered that year. The Manager will reduce its fees and may absorb or reimburse a Fund for certain expenses to the extent necessary to limit total annual fund operating expenses to the lesser of the amount indicated in the table for a Fund or the maximum allowed by applicable state expense limitations. A Fund is required to reimburse the Manager for any reductions in the Manager's fee only during the two years following that reduction and only if such reimbursement can be achieved within the foregoing expense limits. The Manager generally seeks reimbursement for the oldest reductions and waivers before payment for fees and expenses for the current year. Absent reduction and including the Rule 12b-1 fee for the Class P shares, actual total Fund operating expenses for the period ended June 30, 1995 (annualized) would have been as follows for the Montgomery Equity Income Fund, 3.41% (2.81% other expenses). The Manager may terminate these voluntary reductions at any time. See "Management of the Funds."



EXAMPLE OF EXPENSES FOR THE FUNDS

Assuming, hypothetically, that each Fund's annual return is 5% and that its operating expenses are as set forth above, an investor buying $1,000 of a Fund's shares would have paid the following total expenses upon redeeming such shares:



                               MONTGOMERY EQUITY INCOME FUND       MONTGOMERY SMALL CAP FUND    MONTGOMERY EMERGING MARKETS FUND
---------------------------------------------------------------------------------------------------------------------------------
1 Year                                      $11                               $16                              $21
---------------------------------------------------------------------------------------------------------------------------------
3 Years                                     $35                               $51                              $64
---------------------------------------------------------------------------------------------------------------------------------
5 Years                                     N/A                               $88                             $110
---------------------------------------------------------------------------------------------------------------------------------
10 Years                                    N/A                              $192                             $238
---------------------------------------------------------------------------------------------------------------------------------


This example is to help potential investors understand the effect of expenses. Investors should understand that this example does not represent past or future expenses or returns and that actual expenses and returns may vary.



                              FINANCIAL HIGHLIGHTS

                       SELECTED PER SHARE DATA AND RATIOS

The following financial information for the periods ended June 30, 1992 through June 30, 1995 was audited by Deloitte & Touche LLP, whose report, dated August
11, 1995, appears in the 1995 Annual Report of the Funds(1). This financial information relates to another class of shares of the Funds not subject to the Class P Rule 12b-1 fee because the Class P shares were not offered during the periods shown.


                                                                                                           MONTGOMERY EQUITY
                                                                                                              INCOME FUND
===============================================================================================================================
                                                                                                               Inception(2)
                                                                                                                through
                                                                                                             June 30, 1995
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year........................................................................               12.00
-------------------------------------------------------------------------------------------------------------------------------
Income From Investment Operations:
  Net investment income (loss)............................................................................                0.31
  Net realized and unrealized gain (loss) on investments..................................................                1.38
                                                                                                                          ----
  Total from investment operations........................................................................                1.69
-------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Dividends from net investment income....................................................................               (0.31)
  Distributions from net realized capital gains...........................................................                 --
  Distribution in excess of net realized capital gains....................................................                 --
                                                                                                                         ----
  Total Distributions.....................................................................................               (0.31)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year..............................................................................              $13.38
===============================================================================================================================
Total Return..............................................................................................               14.26%
-------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
Net assets, end of year (thousands).......................................................................              $6,383
Ratio of net operating expense to average net assets
   Before expense reimbursement...........................................................................                3.16%(3)
   After expense reimbursement............................................................................                0.84%(3)
Ratio of net investment income (loss) to average net assets...............................................                4.06%(3)

Portfolio turnover rate...................................................................................               29.46%
-------------------------------------------------------------------------------------------------------------------------------





                                                                                             MONTGOMERY SMALL CAP FUND
=================================================================================================================================
                                                                                                                    Inception(1,4)
                                                                                    Year Ended June 30,                through
                                                                          1995        1994       1993        1992     June 30,
                                                                                                                        1991
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year..................................... $15.15      $16.83     $12.90     $13.24      $10.62
---------------------------------------------------------------------------------------------------------------------------------
Income From Investment Operations:
  Net investment income (loss).........................................  (0.10)      (0.12)     (0.11)     (0.06)      (0.07)
  Net realized and unrealized gain (loss) on investments...............   3.04       (0.47)      4.04       3.25        2.71
                                                                          ----       ------      ----       ----        ----
  Total from investment operations.....................................   2.94       (0.59)      3.93       3.19        2.64
---------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Dividends from net investment income.................................    --           --        --         --          --
  Distributions from net realized capital gains........................  (0.98)      (1.09)       --       (2.75)      (0.02)
  Distributions from capital...........................................    --          --         --       (0.78)        --
                                                                          ----        ----       ----      ------       ---
  Total Distributions..................................................  (0.98)      (1.09)       --       (3.53)      (0.02)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year........................................... $17.11      $15.15     $16.83     $12.90      $13.24
=================================================================================================================================
Total Return...........................................................  20.12%      (1.59%)    30.47%     27.69%      24.89%
---------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
Net assets, end of year (thousands)...................................$202,399    $209,063   $219,968   $176,588     $27,181
Ratio of net operating expense to average net assets
   Before expense reimbursement........................................   1.37%       1.35%      1.40%      1.50%       1.45%(3)
   After expense reimbursement.........................................   1.37%       1.35%      1.40%      1.50%       1.45%(3)
Ratio of net investment income (loss) to average net assets............  (0.57)%     (0.68)%    (0.69)%    (0.44)%     (0.45)%(3)
Portfolio turnover rate................................................  85.07%      95.22%    130.37%     80.67%     188.16%
---------------------------------------------------------------------------------------------------------------------------------




                                                                                         MONTGOMERY EMERGING
                                                                                             MARKETS FUND
=================================================================================================================================
                                                                                                                    Inception(5)
                                                                                   Year Ended June 30,               through
                                                                             1995*           1994         1993     June 30, 1992
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year.....................................    $13.68          $11.07        $9.96       $10.00
--------------------------------------------------------------------------------------------------------------------------------
Income From Investment Operations:
  Net investment income (loss).........................................      0.03           (0.03)        0.07*        0.03*
  Net realized and unrealized gain (loss) on investments...............      0.25 **         2.92         1.05        (0.07)
                                                                           ------           ------        ----        ------
  Total from investment operations.....................................      0.28            2.89         1.12        (0.04)
--------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Dividends from net investment income.................................       --              --         (0.01)         --
  Distributions from net realized capital gains........................     (0.42)          (0.28)         --           --
  Distributions in excess of net realized capital gains................     (0.37)            --           --           --
                                                                            ------           ----         ----         ---
  Total Distributions..................................................     (0.79)          (0.28)       (0.01)         --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year...........................................    $13.17          $13.68       $11.07       $9.96
================================================================================================================================
Total Return...........................................................      1.40%          26.10%       11.27%      (0.40%)
--------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
Net assets, end of year (thousands)....................................  $998,083        $654,960     $206,617     $54,625
Ratio of net operating expense to average net assets
   Before expense reimbursement........................................      1.80%           1.85%        1.93%       2.80%(3)
   After expense reimbursement.........................................      1.80%           1.85%        1.90%       1.90%(3)
Ratio of net investment income (loss) to average net assets............      0.23%          (0.14)%       0.66%       1.70%(3)
Portfolio turnover rate................................................     92.09%          63.79%       21.40%       0.19%
--------------------------------------------------------------------------------------------------------------------------------


 * Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the u e of the undistributed income method did not accord with the results of operations.

** The amount shown may not accord with the change in the aggregate gains and losses in portfolio securities because of the timing of purchases and redemptions.


(1) The information for the fiscal period ended June 30, 1991 was audited by other independent accountants whose report is not included herein.

(2)  September 30, 1994   (3) Annualized   (4) July 13, 1990   (5) March 1, 1992



THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES

The investment objective and general investment policies of each Fund are described below. Specific portfolio securities that may be purchased by the Funds are described in "Portfolio Securities" beginning on page 9. Specific investment practices that may be employed by the Funds are described in "Other Investment Practices" beginning on page 11. Certain risks associated with investments in the Funds are described in those sections as well as in "Risk Considerations" beginning on page 14.

THE DOMESTIC EQUITY FUNDS

o  MONTGOMERY EQUITY INCOME FUND

The investment objective of Montgomery Equity Income Fund (the "Equity Income Fund") is to provide current income and capital appreciation primarily through investments in equity securities of domestic companies, with the goal that the Fund provide a significantly greater yield than the average yield offered by the stocks of the S&P 500 and a low level of price volatility.

Under normal market conditions, the Equity Income Fund will invest at least 65% of the value of its total assets in income-producing equity securities of domestic companies, which include common stocks, preferred stocks and other securities, and debt securities convertible into common stocks.

The Fund's equity investments emphasize common stock of U.S. corporations that regularly pay dividends. The Fund normally invests in companies having a total market capitalization of more than $1 billion, targeting companies with favorable long-term fundamental characteristics with current relative yields at the upper end of their historical ranges. The Fund initially identifies a universe of investment candidates by screening companies based on relative yield and targeting companies with a minimum yield of 140% of the average yield of the S&P 500. The Fund uses this relative yield strategy to assist in identifying undervalued securities. The companies are usually in the maturing stages of development or operating in slower growth areas of the economy, and have conservative accounting, strong cash flows to maintain dividends, low financial leverage and market leadership. The Fund usually holds companies for a period of two to four years, resulting in relatively low turnover. The Fund will usually begin to reduce its position in a company as the price moves up and yield drops to the lower end of its historical range. In addition, the Fund will usually reduce or sell its holdings in a company that reduces or eliminates its dividend, or upon a significant fundamental change impairing a company's ability to pay dividends. See "Portfolio Securities."

Although the Fund normally invests more than 65% of its assets in income-producing equity securities as described above, under normal market conditions it may invest up to 35% of its total assets in debt instruments, emphasizing cash equivalents in an effort to provide income at money market rates while minimizing the risk of decline in value. Cash equivalents are short-term, interest bearing instruments or deposits and may include, for example, commercial paper, certificates of deposit, repurchase agreements, bankers' acceptances, U.S. Treasury Bills, bank money market deposit accounts, master demand notes and money market mutual funds. These consist of high-quality debt obligations, certificates of deposit and bankers' acceptances rated at least A-1 by Standard and Poor's Corporation ("S&P") or Prime-1 by Moody's Investors Services, Inc. ("Moody's"), or the issuer has an outstanding issue of debt securities rated at least A by S&P or Moody's, or are of comparable quality in the opinion of the Manager. (See Appendix in the Statement of Additional Information.) The Fund attempts to achieve low price volatility through its investment in mature companies and by investing in cash and cash equivalents.

In addition, the Fund may invest up to 20% of its total assets in the equity or debt securities of foreign issuers. See "Portfolio Securities."

John H. Brown is responsible for managing the Equity Income Fund's portfolio. See "Management of the Funds."


o MONTGOMERY SMALL CAP FUND

The investment objective of Montgomery Small Cap Fund (the "Small Cap Fund") is capital appreciation, which under normal conditions it seeks by investing at least 65% of its total assets in equity securities of small-capitalization domestic companies, which the Fund currently considers to be companies having total market capitalizations of less than $1 billion. The Small Cap Fund generally invests the remaining 35% of its total assets in a similar manner but may invest those assets in companies having total market capitalizations of $1 billion or more.

Generally, the Small Cap Fund invests at least 80% of its total assets in common stock. It also may invest in other types of equity and equity derivative securities (including options on equity securities, warrants and futures contracts on equity securities) but limits to 5% of its total assets any single other type of security. Any debt securities purchased by this Fund must be rated within the three highest grades by S&P (AAA to A), Moody's (Aaa to A) or Fitch Investor Services, Inc. ("Fitch") (AAA to A), or in unrated debt securities deemed to be of comparable quality by the Manager using guidelines approved by the Board of Trustees. See "Portfolio Securities." Current income from dividends, interest and other sources is only incidental.

The Small Cap Fund seeks to identify potential growth companies at an early stage or a transitional point of the companies' developments, such as the introduction of new products, favorable management changes, new marketing opportunities or increased market share for existing product lines. Using fundamental research, the Fund targets businesses having positive internal dynamics that can outweigh unpredictable macro-economic factors, such as interest rates, commodity prices, foreign currency rates and overall stock market volatility. The Fund searches for companies with potential to gain market share within their respective industries; achieve and maintain high and consistent profitability; produce increases in quarterly earnings; and provide solutions to current or impending problems in their respective industries or society at large. Early identification of potential investments is a key to the Fund's investment style. Heavy emphasis is placed on in-house research, which includes discussions with company management. The Fund also draws on the expertise of brokerage firms, including Montgomery Securities and regional firms that closely follow smaller capitalization companies within their geographic regions.

The Small Cap Fund was closed to new investors in its Class R shares on March 6,
1992,  but  is  open  for  investment   through   certain  plans  and  financial
intermediaries in its Class P shares.

Stuart O. Roberts is responsible for managing the Small Cap Fund's portfolio. See "Management of the Funds."

The Equity Income and Small Cap Funds together are the "Domestic Equity Funds."

THE INTERNATIONAL FUND

o MONTGOMERY EMERGING MARKETS FUND

The investment objective of Montgomery Emerging Markets Fund (the "Emerging Markets Fund") is capital appreciation, which under normal conditions it seeks by investing at least 65% of its total assets in equity securities of companies in countries having emerging markets. For these purposes, this Fund defines an emerging market country as having an economy and market that are or would be considered by the World Bank or the United Nations to be emerging or developing.

This Fund currently limits its investments to the following emerging market countries: Latin America (Argentina, Brazil, Chile, Colombia, Costa Rica, Jamaica, Mexico, Peru, Trinidad and Tobago, Uruguay, Venezuela); Asia (China, India, Indonesia, Korea, Malaysia, Pakistan, Philippines, Singapore, Sri Lanka, Taiwan, Thailand, Vietnam); Southern and Eastern Europe (Czech Republic, Greece, Hungary, Poland, Portugal, Turkey); Mid-East (Israel, Jordan); and Africa (Egypt, Ghana, Ivory Coast, Kenya, Morocco, Nigeria, South Africa, Tunisia, Zimbabwe). In the future, the Fund may invest in other emerging market countries. Under normal conditions, the Emerging Markets Fund maintains investments in at least six emerging market countries at all times and invests no more than 35% of its total assets in any one emerging market country.

This Fund considers a company to be an emerging market company if its securities are principally traded in the capital market of an emerging market country; it derives at least 50% of its total revenue from either goods produced or services rendered in emerging market countries or from sales made in such emerging market countries, regardless of where the securities of such companies are principally traded; or it is organized under the laws of, and with a principal office in, an emerging market country.

This Fund uses a proprietary, quantitative asset allocation model created by the Manager. This model employs mean-variance optimization, a process used in developed markets based on modern portfolio theory and statistics. Mean-variance optimization helps determine the percent of assets to invest in each country to maximize expected returns for a given risk level. The Fund's aims are to invest in those countries that are expected to have the highest risk/reward trade-off when incorporated into a total portfolio context and to construct a portfolio of emerging market investments approximating the risk level of an internationally diversified portfolio of securities in developed markets. This "top-down" country selection is combined with "bottom-up" fundamental industry analysis and stock selection based on original research and publicly available information and company visits.

This Fund invests primarily in common stock but also may invest in other types of equity and equity derivative securities. It may invest up to 35% of its total assets in debt securities, including up to 5% in debt securities rated below investment grade. See "Portfolio Securities," "Risk Considerations" and the Appendix in the Statement of Additional Information.

This Fund may invest in certain debt securities issued by the governments of emerging market countries that are, or may be eligible for, conversion into investments in emerging market companies under debt conversion programs sponsored by such governments. If such securities are convertible to equity investments, the Fund deems them to be equity derivative securities. This Fund may invest no more than 20% of its total assets in the equity securities of companies constituting the Morgan Stanley Capital International Europe, Australia, Far East Index (the "EAFE Index"). See "Portfolio Securities." These companies typically have larger average market capitalizations than the emerging market companies in which this Fund generally invests. Accordingly, subject to its investment objective, this Fund invests in EAFE Index companies for temporary defensive strategies.

Josephine Jimenez, CFA, Bryan L. Sudweeks, Ph.D., CFA, Thomas R. Haslett, CFA and Angeline Ee, are jointly responsible for managing the Emerging Markets Fund's portfolio. See "Management of the Funds."

PORTFOLIO SECURITIES

EQUITY SECURITIES

In seeking their respective investment objectives, the Funds emphasize investments in common stock. The Funds may also invest in other types of equity securities and equity derivative securities such as preferred stocks, convertible securities, warrants, units, rights, options on securities and on securities indices.

DEPOSITARY RECEIPTS

The Funds may invest in both sponsored and unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and other similar global instruments. ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, sometimes called Continental Depositary Receipts, are issued in Europe, typically by foreign banks and trust companies, and evidence ownership of either foreign or domestic underlying securities. Unsponsored ADR and EDR programs are organized without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs and EDRs, and the prices of unsponsored ADRs and EDRs may be more volatile.

CONVERTIBLE SECURITIES

The Funds may invest in convertible securities. A convertible security is a fixed-income security (a bond or preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. Through their conversion feature, they provide an opportunity to participate in capital appreciation resulting from a market price advance in the underlying common stock. The price of a convertible security is influenced by the market value of the underlying common stock and tends to increase as the common stock's market value rises and decrease as the common stock's market value declines. For purposes of allocating Fund investments, the Manager regards convertible securities as a form of equity security.

SECURITIES WARRANTS

The Funds may invest up to 5% of their net assets in warrants, including up to 2% of net assets for those not listed on a securities exchange. A warrant typically is a long-term option that generally permits the holder to buy a specified number of shares of the issuer's underlying common stock at a specified exercise price by a particular expiration date. Stock index warrants entitle the holder to receive, upon exercise, an amount in cash determined by reference to fluctuations in the level of a specified stock index. A warrant not exercised or disposed of by its expiration date expires worthless.

PRIVATIZATIONS

The Emerging Markets Fund believes that foreign government programs of selling interests in government-owned or controlled enterprises ("privatizations") may represent opportunities for significant capital appreciation, and the Fund may invest in privatizations. The ability of U.S. entities, such as the Fund, to participate in privatizations may be limited by local law, or the terms for participation may be less advantageous than for local investors. There can be no assurance that privatization programs will be successful.

SPECIAL SITUATIONS

The Emerging Markets Fund believes that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and similar vehicles (collectively, "special situations") could enhance its capital appreciation potential. This Fund also may invest in certain types of vehicles or derivative securities that represent an indirect investment in foreign markets or securities in which it is impracticable for the Fund to directly invest. Investments in special situations may be illiquid, as determined by the Manager based on criteria reviewed by the Board. The Fund does not invest more than 15% of its net assets in illiquid investments, including special situations.

INVESTMENT COMPANIES

Each Fund may invest up to 10% of its total assets in shares of other investment companies investing exclusively in securities in which it may otherwise invest. Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical or only way for the Emerging Markets Fund to invest in certain markets. Such investments may involve the payment of substantial premiums above the net asset value of those investment companies' portfolio securities and are subject to limitations under the Investment Company Act. The Emerging Markets Fund also may incur tax liability to the extent it invests in the stock of a foreign issuer that is a "passive foreign investment company" regardless of whether such "passive foreign investment company" makes distributions to the Fund. See the Statement of Additional Information.

The Funds do not intend to invest in other investment companies unless, in the Manager's judgment, the potential benefits exceed associated costs. As a shareholder in an investment company, the Funds bear their ratable share of that investment company's expenses, including advisory and administration fees. In accordance with applicable state regulatory provisions, the Manager has agreed to waive its own management fee with respect to the portion of the Funds' assets invested in other open-end (but not closed-end) investment companies.

DEBT SECURITIES

The Emerging Markets Fund may purchase debt securities that complement its objective of capital appreciation through anticipated favorable changes in relative foreign exchange rates, in relative interest rate levels, or in the creditworthiness of issuers. Debt securities may constitute up to 35% of the Equity Income Fund's total assets. In selecting debt securities, the Manager seeks out good credits and analyzes interest rate trends and specific developments that may affect individual issuers. As an operating policy which may be changed by the Board, the Emerging Markets Fund will not invest more than 5% of its total assets in debt securities rated lower than BBB by S&P, Baa by Moody's or BBB by Fitch, or in unrated debt securities deemed to be of comparable quality by the Manager using guidelines approved by its Board of Trustees, and the Domestic Equity Funds will not invest more than 5% of their total assets in debt securities rated lower than A by S&P, A by Moody's and A by Fitch, or in unrated securities deemed to be of comparable quality by the Manager using guidelines approved by the Board. Subject to this limitation, the Emerging Markets Fund may invest in any debt security, including securities in default. After its purchase by a Fund a debt security may cease to be rated or its rating may be reduced below that required for purchase by the Fund. Neither event would require elimination of that security from the Fund's portfolio. However, a security downgraded below the Fund's minimum credit levels generally would be retained only if retention was determined by the Manager and subsequently by the Board to be in the best interests of the Fund. See "Risk Considerations."

The debt instruments in which the Equity Income Fund invests are primarily cash equivalents intended to provide income at money market rates while minimizing risk of decline in value. Cash equivalents are short-term, interest-bearing instruments or deposits and may include, for example, commercial paper certificates of deposit, repurchase agreements, bankers acceptances, U.S. Treasury Bills, bank money market deposit accounts, master demand notes and money market funds.

In addition to traditional corporate, government and supranational debt securities, each of the Emerging Markets and Equity Income Funds may invest in external (i.e., to foreign lenders) debt obligations issued by the governments, governmental entities and companies of emerging market countries.

The percentage distribution between equity and debt will vary from country to country. The following factors, among others, will influence the proportion of each of these Funds' assets to be invested in equity securities versus debt securities: levels and anticipated trends in inflation and interest rates; expected rates of economic growth and corporate profits growth; changes in government policy, including regulations governing industry, trade, financial markets, and foreign and domestic investment; stability, solvency and expected trends of government finances; and conditions of the balance of payments and changes in the terms of trade.

U.S. GOVERNMENT SECURITIES

All Funds may invest in fixed rate and floating or variable rate U.S. Government securities. Certain of the obligations, including U.S. Treasury Bills, Notes and Bonds, and mortgage-related securities of the Government National Mortgage
Association ("GNMA"), are issued or guaranteed by the U.S. Government. Other securities issued by U.S. Government agencies or instrumentalities are supported only by the credit of the agency or instrumentality, for example those issued by the Federal Home Loan Bank, while others, such as those issued by the Federal National Mortgage Association ("FNMA"), Farm Credit System and Student Loan Marketing Association, have an additional line of credit with the U.S. Treasury.

Short-term U.S. Government securities generally are considered to be among the safest short-term investments. However, the U.S. Government does not guarantee the net asset value of the Funds' shares. With respect to U.S. Government securities supported only by the credit of the issuing agency or instrumentality or by an additional line of credit with the U.S. Treasury, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities. Accordingly, such U.S. Government securities may involve risk of loss of principal and interest.

STRUCTURED NOTES AND INDEXED SECURITIES

The Funds may invest in structured notes and indexed securities. Structured notes are debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Index securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. To the extent a Fund invests in these securities, however, the Manager analyzes these securities in its overall assessment of the effective duration of the Fund's portfolio in an effort to monitor the Fund's interest rate risk.

ASSET-BACKED SECURITIES

Each of the Funds may invest up to 5% of its total assets in asset-backed securities, which represent a direct or indirect participation in, or are secured by and payable from, pools of assets, such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (e.g., credit card) agreements. Payments or distributions of principal and interest on asset-backed securities may be supported by credit enhancements, such as various forms of cash collateral accounts or letters of credit. Like mortgage-related securities, these securities are subject to the risk of prepayment. See "Risk Considerations."

OTHER INVESTMENT PRACTICES

The Funds also may engage in the investment practices described below, each of which may involve certain special risks. The Statement of Additional Information, under the heading "Investment Objectives and Policies of the Funds," contains more detailed information about certain of these practices, including limitations designed to reduce risks.

REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements. Pursuant to a repurchase agreement, a Fund acquires a U.S. Government security or other high-grade liquid debt instrument from a financial institution that simultaneously agrees to repurchase the same security at a specified time and price. The repurchase price reflects an agreed-upon rate of return not determined by the coupon rate on the underlying security. Under the Investment Company Act, repurchase agreements are considered to be loans by a Fund and must be fully collateralized by cash, letters of credit, U.S. Government securities or other high-grade liquid debt securities ("Segregable Assets"), either placed in a segregated account or separately identified and rendered unavailable for investment. If the seller defaults on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security. See the Statement of Additional Information for further information.

BORROWING

The Small Cap and Emerging Markets Funds may borrow money from banks, each in an aggregate amount not to exceed 10%, and the Equity Income Fund may borrow money from banks, in an aggregate amount not to exceed one-third, of the value of the Fund's total assets to meet temporary or emergency purposes, and the Funds may pledge their assets in connection with such borrowings. A Fund will not purchase any securities while any such borrowings exceed 5% of its total assets, except that the Equity Income Fund may not purchase securities if such borrowings exceed 10% of its total assets.

REVERSE REPURCHASE AGREEMENTS

The Equity Income and Emerging Markets Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds and agrees to repurchase the same security at an agreed-upon price and date. If a Fund fully collateralizes a reverse repurchase agreement with Segregable Assets, it does not aggregate that transaction with its bank borrowings in applying its borrowing limit. See the Statement of Additional Information for further information.

SECURITIES LENDING

The Funds may lend securities to brokers, dealers and other financial organizations. These loans may not exceed 10% of the value of a Fund's total assets (30% of the Equity Income Fund's total assets). Each securities loan is collateralized with Segregable Assets in an amount at least equal to the current market value of the loaned securities, plus accrued interest. If the seller should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the security declines in value and may incur disposition costs in liquidating the security. See the Statement of Additional Information for further information.

WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES

The Funds may purchase U.S. Government or other securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" or "delayed delivery" basis. The price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date, normally 7 to 15 days or, in the case of certain CMO issues, 45 to 60 days later.
When-issued securities and forward commitments may be sold prior to the settlement date, but a Fund will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to a Fund. If a Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss.

At the time a Fund enters into a transaction on a when-issued or forward commitment basis, it causes its custodian to segregate Segregable Assets equal to the value of the when-issued or forward commitment securities and causes the Segregable Assets to be marked to market daily. There is a risk that the securities may not be delivered and that the Fund may incur a loss.

HEDGING AND RISK MANAGEMENT PRACTICES

In seeking to protect against the effect of adverse changes in financial markets or against currency exchange rate or interest rate changes that are adverse to the present or prospective positions of the Funds, each of the Funds may employ certain risk management practices using the following derivative securities and techniques (known as "derivatives"): forward currency exchange contracts, stock options, currency options, and stock and stock index options, futures contracts, swaps and options on futures contracts on U.S. Government and foreign government securities and currencies. The Board has adopted derivative guidelines that require the Board to review each new type of derivative that may be used by the Funds. Markets in some countries currently do not have instruments available for hedging transactions relating to currencies or to securities denominated in such currencies or to securities of issuers domiciled or principally engaged in business in such countries. To the extent that such markets do not exist, the Manager may not be able to hedge its investment effectively in such countries. Furthermore, a Fund engages in hedging activities only when the Manager deems it to be appropriate and does not necessarily engage in hedging transactions with respect to each investment. See the Statement of Additional Information for further information on related risks and other special considerations.

FORWARD CURRENCY CONTRACTS. A forward currency contract is individually negotiated and privately traded by currency traders and their customers and creates an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. A Fund normally conducts its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate in the foreign currency exchange market at the time of the transaction, or through entering into forward contracts to purchase or sell foreign currencies at a future date. The Funds generally do not enter into forward contracts with terms greater than one year.

A Fund generally enters into forward contracts only under two circumstances. First, if a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security by entering into a forward contract to buy the amount of a foreign currency needed to settle the transaction. Second, if the Manager believes that the currency of a particular foreign country will substantially rise or fall against the U.S. dollar, it may enter into a forward contract to buy or sell the currency approximating the value of some or all of a Fund's portfolio securities denominated in such currency. A Fund will not enter into a forward contract if, as a result, it would have more than one-third of total assets committed to such contracts (unless it owns the currency that it is obligated to deliver or has caused its custodian to segregate Segregable Assets having a value sufficient to cover its obligations). Although forward contracts are used primarily to protect a Fund from adverse currency movements, they involve the risk that currency movements will not be accurately predicted.

OPTIONS ON SECURITIES, SECURITIES INDICES AND CURRENCIES. The Funds may purchase put and call options on securities and currencies traded on U.S. exchanges and, to the extent permitted by law, foreign exchanges. A Fund may purchase call options on securities which it intends to purchase (or on currencies in which those securities are denominated) in order to limit the risk of a substantial increase in the market price of such security (or an adverse movement in the applicable currency). A Fund may purchase put options on particular securities (or on currencies in which those securities are denominated) in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (or an adverse movement in the applicable currency relative to the U.S. dollar). Put options allow a Fund to protect unrealized gain in an appreciated security that it owns without selling that security. Prior to expiration, most options are expected to be sold in a closing sale transaction. Profit or loss from the sale depends upon whether the amount received is more or less than the premium paid plus transaction costs.

The Funds also may purchase put and call options on stock indices in order to hedge against risks of stock market or industry-wide stock price fluctuations. A Fund may purchase options on currencies in order to hedge its positions in a manner similar to its use of forward foreign exchange contracts and futures contracts on currencies.

The Domestic Equity Funds may seek to enhance income or hedge against a decrease in their portfolio value by writing (i.e., selling) covered call options. A call option is "covered" if the Fund owns the optioned securities or has the right to acquire such securities without additional consideration, a Fund causes its custodian to segregate Segregable Assets having a value sufficient to meet its obligations under the option, or a Fund owns an offsetting call option.

FUTURES AND OPTIONS ON FUTURES. To protect against the effect of adverse changes in interest rates, a Fund may purchase and sell interest rate futures contracts. An interest rate futures contract is an agreement to purchase or sell debt securities, usually U.S. Government securities, at a specified date and price. A Fund may sell interest rate futures contracts (i.e., enter into a futures contract to sell the underlying debt security) in an attempt to hedge against an anticipated increase in interest rates and a corresponding decline in debt securities it owns. Conversely, a Fund may purchase an interest rate futures contract (i.e., enter into a futures contract to purchase an underlying security) to hedge against interest rate decreases and corresponding increases in the value of debt securities it anticipates purchasing. In addition, a Fund may purchase and sell put and call options on interest rate futures contracts in lieu of entering into the underlying interest rate futures contracts. Each Fund segregates Segregable Assets equal to the purchase price of the portfolio securities represented by the underlying interest rate futures contracts it has an obligation to purchase.

A Fund does not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options (including options on securities, securities indices and currencies) and premiums paid for any such related options would exceed 5% of its total assets. A Fund does not purchase futures contracts or related options if, as a result, more than one-third of its total assets would be so invested.

HEDGING CONSIDERATIONS. There can be no assurance that hedging transactions by the Funds will be successful, and a Fund may be exposed to risk if it is unable to close out its futures or options positions due to an illiquid secondary market. Futures, options and options on futures have effective durations that, in general, are closely related to the effective duration of their underlying securities. Holding purchased futures or call option positions (backed by Segregable Assets) lengthens the effective duration of a Fund's portfolio. While the utilization of options, futures contracts and related options and similar instruments may be advantageous to a Fund, its performance will be impaired if the Manager is unsuccessful in employing such instruments or in predicting market changes. In addition, a Fund pays commissions and other costs in connection with such investments. Further discussion of the possible risks is contained in the Statement of Additional Information.

ILLIQUID SECURITIES

No Fund may invest more than 15% (5% for the Small Cap Fund) of its net assets in illiquid securities. The Funds treat any securities subject to restrictions on repatriation for more than seven days and securities issued in connection with foreign debt conversion programs that are restricted as to remittance of invested capital or profit as illiquid. The Funds also treat repurchase agreements with maturities in excess of seven days as illiquid. Illiquid securities do not include securities that are restricted from trading on formal markets for some period of time but for which an active formal market exists or securities that meet the requirements of Rule 144A under the Securities Act of 1933 and that, subject to the review by the Board and guidelines adopted by the Board, the Manager has determined to be liquid. State securities laws may impose further limitations on the amount of illiquid or restricted securities a Fund may purchase.

DEFENSIVE INVESTMENTS AND PORTFOLIO TURNOVER

Notwithstanding its investment objective, each Fund may adopt up to a 100% cash or cash equivalent position for temporary defensive purposes to protect against erosion of its capital base. Depending upon the Manager's analysis of the various markets and other considerations, all or part of the assets of a Fund may be held in cash and cash equivalents (denominated in U.S. dollars or foreign currencies), such as U.S. Government securities or obligations issued or guaranteed by the government of a foreign country or by an international organization designed or supported by multiple foreign governmental entities to promote economic reconstruction or development, high-quality commercial paper, time deposits, savings accounts, certificates of deposit, bankers' acceptances and repurchase agreements with respect to all of the foregoing. Such investments also may be made for temporary purposes pending investment in other securities and following substantial new investment in a Fund.

Portfolio securities are sold whenever the Manager believes it appropriate, regardless of how long the securities have been held. The Manager therefore changes a Fund's investments whenever it believes doing so will further the Fund's investment objective or when it appears that a position of the desired size cannot be accumulated. Portfolio turnover generally involves some expense to a Fund, including brokerage commissions, dealer mark-ups and other transaction costs, and may result in the recognition of capital gains that may be distributed to shareholders. Portfolio turnover in excess of 100% is considered high and increases such costs. For the fiscal year ended June 30, 1995, the portfolio turnover for the Equity Income Fund was 29%; Small Cap Fund, 85% (95% for 1994); Emerging Markets Fund, 92% (64% for 1994). However, even when portfolio turnover exceeds 100% for a Fund that Fund does not regard portfolio turnover as a limiting factor.

INVESTMENT RESTRICTIONS

The investment objective of each Fund is fundamental and may not be changed without shareholder approval but, unless otherwise stated, each Fund's other investment policies may be changed by the Trust's Board. If there is a change in the investment objective or policies of any Fund, shareholders should consider whether that Fund remains an appropriate investment in light of their then-current financial positions and needs. The Funds are subject to additional investment policies and restrictions described in the Statement of Additional Information, some of which are fundamental.

The Equity Income Fund has reserved the right, if approved by the Board, to convert in the future to a "feeder" fund that would invest all of its assets in a "master" fund having substantially the same investment objective, policies and restrictions. At least 30 days' prior written notice of any such action would be given to all shareholders if and when such a proposal is approved, although no such action has been proposed as of the date of this Prospectus.

RISK CONSIDERATIONS

SMALL COMPANIES

The Small Cap and Emerging Markets Funds may make investments in smaller companies that may benefit from the development of new products and services. Such smaller companies may present greater opportunities for capital appreciation but may involve greater risk than larger, mature issuers. Such smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies. As a result, the prices of their securities may fluctuate more than those of larger issuers.

FOREIGN SECURITIES

Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Funds. The Funds have the right to purchase securities in foreign countries. Accordingly, shareholders should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. The Emerging Markets Fund may invest in securities of companies domiciled in, and in markets of, so-called "emerging market countries." These investments may be subject to higher risks than investments in more developed countries.

Foreign investments involve the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country and repatriation of investments), default in foreign government securities, and political or social instability or diplomatic developments that could adversely affect investments. In addition, there is often less publicly available information about foreign issuers than those in the U.S. Foreign companies are often not subject to uniform accounting, auditing and financial reporting standards. Further, the Funds may encounter difficulties in pursuing legal remedies or in obtaining judgments in foreign courts. Additional risk factors, including use of domestic and foreign custodian banks and depositories, are described elsewhere in the Prospectus and in the Statement of Additional Information.

Brokerage commissions, fees for custodial services and other costs relating to investments by the Funds in other countries are generally greater than in the U.S. Foreign markets have different clearance and settlement procedures from those in the U.S., and certain markets have experienced times when settlements did not keep pace with the volume of securities transactions and resulted in settlement difficulty. The inability of a Fund to make intended security purchases due to settlement difficulties could cause it to miss attractive investment opportunities. Inability to sell a portfolio security due to settlement problems could result in loss to the Fund if the value of the portfolio security declined or result in claims against the Fund if it had entered into a contract to sell the security. In certain countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. The securities markets of many of the countries in which the Funds may invest may also be smaller, less liquid, and subject to greater price volatility than those in the U.S.

Because the securities owned by the Funds may be denominated in foreign currencies, the value of such securities will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversions between currencies. A change in the value of a foreign currency against the U.S. dollar results in a corresponding change in the U.S. dollar value of a Fund's securities denominated in the currency. Such changes also affect the Fund's income and distributions to shareholders. A Fund may be affected either favorably or unfavorably by changes in the relative rates of exchange between the currencies of different nations, and a Fund may therefore engage in foreign currency hedging strategies. Such strategies, however, involve certain transaction costs and investment risks, including dependence upon the Manager's ability to predict movements in exchange rates.

Some countries in which one of the Funds may invest may also have fixed or managed currencies that are not freely convertible at market rates into the U.S. dollar. Certain currencies may not be internationally traded. A number of these currencies have experienced steady devaluation relative to the U.S. dollar, and such devaluations in the currencies may have a detrimental impact on the Fund.

Many countries in which a Fund may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuation in inflation rates may have negative effects on certain economies and securities markets. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments.

LOWER QUALITY DEBT

The Emerging Markets Fund is authorized to invest in medium-quality (rated or equivalent to BBB by S&P or Fitch's or Baa by Moody's) and in limited amounts of high-risk, lower quality debt securities (i.e., securities rated below BBB or Baa) or, if unrated, deemed to be of equivalent investment quality as determined by the Manager. Medium quality debt securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than with higher grade debt securities.

As an operating policy, which may be changed by the Board without shareholder approval, the Fund does not invest more than 5% of its total assets in debt securities rated lower than BBB by S&P or Baa by Moody's or, if unrated, deemed to be of comparable quality as determined by the Manager using guidelines approved by the Board. The Board may consider a change in this operating policy if, in its judgment, economic conditions change such that a higher level of investment in high- risk, lower quality debt securities would be consistent with the interests of the Fund and its shareholders. Unrated debt securities are not necessarily of lower quality than rated securities but may not be attractive to as many buyers. Regardless of rating levels, all debt securities considered for purchase (whether rated or unrated) are analyzed by the Manager to determine, to the extent reasonably possible, that the planned investment is sound. From time to time, the Fund may purchase defaulted debt securities if, in the opinion of the Manager, the issuer may resume interest payments in the near future.

INTEREST RATES

The market value of debt securities that are sensitive to prevailing interest rates is inversely related to actual changes in interest rates. That is, an interest rate decline produces an increase in a security's market value and an interest rate increase produces a decrease in value. The longer the remaining maturity of a security, the greater the effect of interest rate change. Changes in the ability of an issuer to make payments of interest and principal and in the market's perception of its creditworthiness also affect the market value of that issuer's debt securities.

Prepayments of principal of mortgage-related securities by mortgagors or mortgage foreclosures affect the average life of the mortgage-related securities in a Fund's portfolio. Mortgage prepayments are affected by the level of interest rates and other factors, including general economic conditions and the underlying location and age of the mortgage. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-related securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, affecting a Fund's yield. Thus, mortgage-related securities may have less potential for capital appreciation in periods of falling interest rates than other fixed-income securities of comparable duration, although they may have a comparable risk of decline in market value in periods of rising interest rates.

Duration is one of the fundamental tools used by the Manager in managing interest rate risks including prepayment risks. Fixed-income securities with effective durations of three years are more responsive to interest rate fluctuations than those with effective durations of one year. If interest rates rise by 1%, the value of securities having an effective duration of three years will decrease by 3%. See "The Funds' Investment Objectives and Policies."

MANAGEMENT OF THE FUNDS

The Montgomery Funds (the "Trust") has a Board of Trustees that establishes its Funds' policies and supervises and reviews their management. Day-to-day operations of the Funds are administered by the officers of the Trust and by the Manager pursuant to the terms of an investment management agreement with each Fund.

Montgomery Asset Management, L.P., is the Funds' Manager. The Manager, a California limited partnership, was formed in 1990 as an investment adviser registered as such with the SEC under the Investment Advisers Act of 1940, as amended, and since then has advised private accounts as well as the Funds. Its general partner is Montgomery Asset Management, Inc., and its sole limited partner is Montgomery Securities, the Funds' Distributor. Under the Investment Company Act, both Montgomery Asset Management, Inc. and Montgomery Securities may be deemed control persons of the Manager. Although the operations and management of the Manager are independent from those of Montgomery Securities, the Manager may draw upon the research and administrative resources of
Montgomery Securities in its discretion and consistent with applicable regulations.

Founded in 1969, Montgomery Securities is a fully integrated and highly focused investment banking partnership specializing in emerging growth companies. The firm's areas of expertise include research, corporate finance, sales and trading, and venture capital. Its research department is one of the largest, most experienced groups headquartered outside the East Coast. Through its corporate finance department, Montgomery Securities is a well recognized underwriter of public offerings and provides broad distribution of securities through its sales and trading organization.

PORTFOLIO MANAGERS

MONTGOMERY EQUITY INCOME FUND

John H. Brown, CFA, is a Managing Director and Senior Portfolio Manager. Preceding his arrival at the Manager in May 1994, Mr. Brown was an analyst and portfolio manager at Merus Capital Management in San Francisco, California from June 1986.

MONTGOMERY SMALL CAP FUND

Stuart O. Roberts is a Managing Director and Senior Portfolio Manager. For the five years preceding this Fund's inception in 1990, Mr. Roberts was a portfolio manager and analyst at Founders Asset Management in Denver, Colorado, where he managed three public mutual funds.

MONTGOMERY EMERGING MARKETS FUND

Josephine S. Jimenez, CFA, is a Managing Director and Portfolio Manager. From 1988 through 1991, Ms. Jimenez worked at Emerging Markets Investors Corporation/Emerging Markets Management in Washington, D.C. as senior analyst and portfolio manager.

Bryan L. Sudweeks, Ph.D., CFA, is a Managing Director and Portfolio Manager. Before joining the Manager, he was a senior analyst and portfolio manager at Emerging Markets Investors Corporation/Emerging Markets Management in Washington, D.C. Previously, he was a Professor of International Finance and Investments at George Washington University and served as Adjunct Professor of International Investments from 1988 until May 1991.

Thomas R. Haslett, CFA, is a Vice President and Portfolio Manager. From 1987 until joining the Manager in April 1992, Mr. Haslett was a Portfolio Manager at Gannett, Welsh and Kotler in Boston, Massachusetts.

Angeline Ee is a Vice President and Portfolio Manager. From 1990 until joining the Manager in July, 1994, Ms. Ee was an Investment Manager with AIG Investment Corp. in Hong Kong. From June, 1989 until September, 1990, Ms. Ee was a co-manager of a portfolio of Asian equities and bonds at Chase Manhattan Bank in Singapore.

MANAGEMENT FEES AND OTHER EXPENSES

The Manager provides the Funds with advice on buying and selling securities, manages the Funds' investments, including the placement of orders for portfolio transactions, furnishes the Funds with office space and certain administrative services, and provides personnel needed by the Funds with respect to the Manager's responsibilities under the Manager's Investment Management Agreement with each Fund. The Manager also compensates the members of the Trust's Board of Trustees who are interested persons of the Manager, and assumes the cost of printing prospectuses and shareholder reports for dissemination to prospective investors. As compensation, each Fund pays the Manager a management fee (accrued daily but paid when requested by the Manager) based upon the value of the average daily net assets of that Fund, according to the following table.


The management fees for the Domestic Equity and Emerging Markets Funds are higher than for most mutual funds.


                                                                   Average Daily Net Assets                Annual Rate
----------------------------------------------------------------------------------------------------------------------------
Montgomery Equity Income Fund                                      First $500 million                               0.60%
                                                                   Over $500 million                                0.50%
----------------------------------------------------------------------------------------------------------------------------
Montgomery Small Cap Fund                                          First $250 million                               1.00%
                                                                   Next $250 million                                0.80%
----------------------------------------------------------------------------------------------------------------------------
Montgomery Emerging Markets Fund                                   First $250 million                               1.25%
                                                                   Over $250 million                                1.00%
----------------------------------------------------------------------------------------------------------------------------



The Manager also serves as the Funds' Administrator (the "Administrator"). The Administrator performs services with regard to various aspects of each Fund's administrative operations. As compensation, the Funds pay the Administrator a monthly fee at the following annual rates: Equity Income Fund pays seven one-hundredths of one percent (0.07%) of average daily net assets (0.06% of average daily net assets over $500 million); each of the Small Cap and Emerging Markets Funds pays seven one-hundredths of one percent (0.07%) of average daily net assets (0.06% of daily net assets over $250 million).

Each Fund is responsible for its own operating expenses including, but not limited to: the Manager's fees; taxes, if any; brokerage and commission expenses, if any; interest charges on any borrowings; transfer agent, administrator, custodian, legal and auditing fees; shareholder servicing fees including fees to third party servicing agents; fees and expenses of Trustees who are not interested persons of the Manager; salaries of certain personnel; costs and expenses of calculating its daily net asset value; costs and expenses of accounting, bookkeeping and recordkeeping required under the Investment Company Act;

insurance premiums; trade association dues; fees and expenses of registering and maintaining registration of its shares for sale under federal and applicable state securities laws; all costs associated with shareholders meetings and the preparation and dissemination of proxy materials, except for meetings called solely for the benefit of the Manager or its affiliates; printing and mailing prospectuses, statements of additional information and reports to shareholders; and other expenses relating to that Fund's operations, plus any extraordinary and nonrecurring expenses that are not expressly assumed by the Manager.

Rule 12b-1 adopted by the Securities and Exchange Commission (the "SEC") under the Investment Company Act permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares ("distribution expenses") in accordance with a plan adopted by the investment company's Board of Trustees and approved by its shareholders. Pursuant to that Rule, the Trust's Board of Trustees and the initial shareholder of the Class P shares of each Fund have approved, and each Fund has entered into, a Share Marketing Plan (the "Plan") with the Manager, as the distribution coordinator, for the Class P shares. Under the Plan, each Fund will pay distribution fees to the Manager at an annual rate of 0.25% of the Fund's aggregate average daily net assets attributable to its Class P shares, to reimburse the Manager for its distribution costs with respect to that Class.

The Plan provides that the Manager may use the distribution fees received from the Class to pay for the distribution expenses of that Class, including, but not limited to (i) incentive compensation paid to the directors, officers and employees of, agents for and consultants to, the Manager or any other broker-dealer or financial institution that engages in the distribution of that Class; and (ii) compensation to broker-dealers, financial institutions or other persons for providing distribution assistance with respect to that Class. Distribution fees may also be used for (i) marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising for that Class; (ii) costs of printing and distributing prospectuses, statements of additional information and reports of the Funds to prospective investors in that Class; (iii) costs involved in preparing, printing and distributing sales literature pertaining to the Funds and that Class; and (iv) costs involved obtaining whatever information, analysis and reports with respect to marketing and promotional activities that the Funds may, from time to time, deem advisable with respect to the distribution of that Class. Distribution fees are accrued daily and paid monthly, and are charged as expenses of the Class P shares as accrued.

In adopting the Plan, the Board of Trustees determined that there was a reasonable likelihood that the Plan would benefit the Funds and the shareholders of Class P shares. Information with respect to distribution revenues and expenses is presented to the Board of Trustees quarterly for their consideration in connection with their deliberations as to the continuance of the Plan. In their review of the Plan, the Board of Trustees are asked to take into consideration expenses incurred in connection with the separate distribution of the Class P shares.

The Class P shares are not obligated under the Plan to pay any distribution expenses in excess of the distribution fee. Thus, if the Plan was terminated or otherwise not continued, no amounts (other than current amounts accrued but not yet paid) would be owed by the Class to the Manager.

The distribution fee attributable to the Class P shares is designed to permit an investor to purchase Class P shares through financial planners, retirement and pension plan administrators, broker-dealers and other financial intermediaries without the assessment of a front-end sales charge and at the same time to permit the Manager to compensate those persons on an ongoing basis in connection with the sale of the Class P shares.

The Plan provides that it shall continue in effect from year to year provided that a majority of the Board of Trustees of the Trusts, including a majority of the Trustees who are not "interested persons" of the Trusts (as defined in the Investment Company Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan (the "Independent Trustees"), vote annually to continue the Plan. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or of a majority of the outstanding shares (as defined in the Investment Company Act) of the Class P shares.

All distribution fees paid by the Funds under the Plan will be paid in accordance with Article III, Section 26 of the Rules of Fair Practice of the NASD, as such Section may change from time to time.

For certain Funds, the Manager has agreed to reduce its management fee if necessary to keep total annual operating expenses at or below the lesser of the maximum allowable by applicable state expense limitations or the following percentages of each Fund's average net assets: the Equity Income Fund, one and one-tenth of one percent (1.10%); the Small Cap Fund one and sixty-five one hundredths of one percent (1.65%); and the Emerging Markets Fund, two and fifteen one-hundredths of one percent (2.15%). The Manager also may voluntarily reduce additional amounts to increase the return to a Fund's investors. The Manager may terminate these voluntary reductions at any time. Any reductions made by the Manager in its fees are subject to reimbursement by that Fund within the following two years, provided that the Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations. The Manager generally seeks reimbursement for the oldest reductions and waivers before payment by the Funds for fees and expenses for the current year.

In addition, the Manager may elect to absorb operating expenses that a Fund is obligated to pay in order to increase the return to that Fund's investors. To the extent the Manager performs a service or assumes an operating expense for which a Fund is obligated to pay and the performance of such service or payment of such expense is not an obligation of the Manager under the Investment Management Agreement, the Manager is entitled to seek reimbursement from that Fund for the Manager's costs incurred in rendering such service or assuming such expense. The Manager, out of its own funds, also may compensate broker-dealers and other intermediaries that distribute a Fund's shares as well as other service providers of shareholder and administrative services. In addition, the Manager, out of its own funds, may sponsor seminars and educational programs on the Funds for financial intermediaries and shareholders.

The Manager considers a number of factors in determining which brokers or dealers to use for each Fund's portfolio transactions. While these factors are more fully discussed in the Statement of Additional Information, they include, but are not limited to, reasonableness of commissions, quality of services and execution and availability of research that the Manager may lawfully and appropriately use in its investment management and advisory capacities. Provided the Funds receive prompt execution at competitive prices, the Manager also may consider sale of a Fund's shares as a factor in selecting broker-dealers for that Fund's portfolio transactions. It is anticipated that Montgomery Securities may act as one of the Funds' brokers in the purchase and sale of portfolio securities and, in that capacity, will receive brokerage commissions from the Funds. The Funds will use Montgomery Securities as its broker only when, in the judgment of the Manager and pursuant to review by the Board, Montgomery
Securities  will  obtain a price and  execution  at least as  favorable  as that available from other qualified brokers. See "Execution of Portfolio Transactions" in the Statement of Additional Information for further information regarding Fund policies concerning execution of portfolio transactions.

Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, serves as the master transfer agent for the Funds (the "Master Transfer Agent") and performs certain recordkeeping and accounting functions. The Master Transfer Agent delegates certain transfer agent functions to DST Systems, Inc., P.O. Box 419073, Kansas City, Missouri 64141-6073, the Funds' transfer agent (the "Transfer Agent"). Morgan Stanley Trust Company, located at One Pierrepont Plaza, Brooklyn, New York 11201, serves as the Funds' principal custodian (the "Custodian").

HOW TO INVEST IN THE FUNDS

The Funds' shares are offered directly to the public, with no sales load, at their next-determined net asset value after receipt of an order with payment. The Funds' shares are offered for sale by Montgomery Securities, the Funds' Distributor, 600 Montgomery Street, San Francisco, California 94111, (800) 572-3863, and through selected securities brokers and dealers.

If an order, together with payment in proper form, is received by the Transfer Agent or Montgomery Securities by 4:00 p.m., New York time, on any day that the New York Stock Exchange ("NYSE") is open for trading, Fund shares will be purchased at the Fund's next-determined net asset value. Orders for Fund shares received after 4:00 p.m., New York time, will be purchased at the next-determined net asset value after receipt of the order.

The minimum initial investment in each Fund is $500 (including IRAs) and $100 for subsequent investments. Keogh plans, 401(k) plans and other retirement plans may also be opened for $500, although the Funds do not act as custodians for those accounts. The Manager or the Distributor, in its discretion, may waive these minimums. Purchases may also be made in certain circumstances by payment of securities. See the Statement of Additional Information for further details.

Complete information regarding your account must be included in all wire instructions in order to facilitate the prompt and accurate handling of investments. Investors may obtain further information from their own banks about wire transfers and any fees that may be imposed. The Funds and the Distributor each reserve the right to reject any purchase order in whole or in part.

INITIAL INVESTMENTS

Minimum Initial Investment (including IRAs):              $500

Mail your completed application and any checks to:
            The Montgomery Funds
            c/o DST Systems, Inc.
            P.O. Box 419073
            Kansas City, MO 64141-6073

--------------------------------------------------------------------------------
INITIAL INVESTMENTS BY CHECK
--------------------------------------------------------------------------------

       o    Complete the Account Application.

       o Tell us in which Funds you want to invest and make your check payable to THE MONTGOMERY FUNDS.

       o We do not accept third party checks or cash investments. Checks must be made in U.S. dollars and, to avoid fees and delays, drawn only on banks located in the U.S.

       o    A charge may be imposed on checks that do not clear.

--------------------------------------------------------------------------------
INITIAL INVESTMENTS BY WIRE
--------------------------------------------------------------------------------

       o Notify the Transfer Agent at (800) 572-3863 that you intend to make your initial investment by wire. Provide the Transfer Agent with your name, dollar amount to be invested and Fund(s) in which you want to invest. They will provide you with further instructions to complete your purchase.

       o Request your bank to transmit immediately available funds by wire for purchase of shares in your name to the following:

            Investors Fiduciary Trust Company
            ABA #101003621
            For: DST Systems, Inc.
            Account #7526601
            Attention: The Montgomery Funds
            For Credit to: (shareholder(s) name)
            Shareholder Account Number: (shareholder(s) account number) Name of Fund: (Montgomery Fund name)

       o    Your bank may charge a fee for any wire transfers.

--------------------------------------------------------------------------------
SUBSEQUENT INVESTMENTS

Minimum Subsequent Investment (including IRAs):           $100

Mail any checks and investment instructions to:
           The Montgomery Funds
           c/o DST Systems, Inc.
           P.O. Box 419073
           Kansas City, MO 64141-6073


--------------------------------------------------------------------------------
SUBSEQUENT INVESTMENTS BY CHECK
--------------------------------------------------------------------------------

       o    Make your check payable to The Montgomery Funds.

       o    Enclose an investment stub from your confirmation statement.

       o If you do not have an investment stub, mail your check with written instructions indicating the Fund name and account number to which your investment should be credited.

       o We do not accept third party checks or cash investments. Checks must be made in U.S. dollars and, to avoid fees and delays, drawn only on banks located in the U.S.

       o    A charge may be imposed on checks that do not clear.


--------------------------------------------------------------------------------
SUBSEQUENT INVESTMENTS BY WIRE
--------------------------------------------------------------------------------

       o You do not need to contact the Transfer Agent prior to making subsequent investments by wire. Instruct your bank to wire funds to the Transfer Agent's affiliated bank by using the bank wire information under "Initial Investments by Wire."

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SUBSEQUENT INVESTMENTS BY TELEPHONE
--------------------------------------------------------------------------------

       o Shareholders are automatically eligible to make telephone purchases by calling the Transfer Agent at (800) 572-3863 before the Fund cutoff time.

       o The maximum telephone purchase is an amount up to five times your account value on the previous day.

       o Payments for shares purchased must be received by the Transfer Agent within three business days after the purchase request.

       o You should do one of the following to ensure payment is received in time:

              o Transfer funds directly from your bank account by sending a letter and a voided check or deposit slip (for a savings account) to the Transfer Agent.

              o Send a check by overnight or 2nd day courier service. Address courier packages to THE MONTGOMERY FUNDS, C/O DST SYSTEMS, INC., 1004 BALTIMORE ST., KANSAS CITY, MO 64105.

              o Instruct your bank to wire funds to the Transfer Agent's affiliated bank by using the bank wire information under the section titled "Initial Investments by Wire."
--------------------------------------------------------------------------------

AUTOMATIC ACCOUNT BUILDER

Under the Automatic Account Builder plan, a shareholder may arrange to make additional purchases (minimum $100) of shares automatically on a monthly or quarterly basis by electronic funds transfer from a checking or savings account, if the bank at which the account is maintained is a member of the Automated Clearing House, or by preauthorized checks drawn on the shareholder's bank account. A shareholder may terminate the program at any time with seven business days' notice by delivering a written instruction to the Transfer Agent. The Account Application contains the requirements for this program. An initial investment in check form of at least $500 must be submitted to the Transfer Agent to initiate this program.

TELEPHONE TRANSACTIONS

You agree to reimburse the Funds for any expenses or losses that they may incur in connection with transfers from your accounts, including any caused by your bank's failure to act in accordance with your request or its failure to honor your debit. If your bank makes erroneous payments or fails to make payment after shares are purchased on your behalf, any such purchase may be canceled and this privilege terminated immediately. This privilege may be discontinued at any time by the Funds upon 30-days' written notice or at any time by you by written notice to the Funds. Your request will be processed upon receipt.

Write your confirmed purchase number on any check. Although Fund shares are priced at the net asset value next-determined after receipt of a purchase request, shares are not purchased until payment is received. Should payment not be received when required, the Transfer Agent will cancel the telephone purchase request and you may be responsible for any losses incurred by a Fund. The Funds employ reasonable procedures in an effort to confirm the authenticity of telephone instructions, such as requiring the caller to give a special authorization number. Provided these procedures are followed, the Funds and the Transfer Agent shall not be responsible for any loss, expense or cost arising out of any telephone instruction.

RETIREMENT PLANS

Shares of the Funds are available for purchase by any retirement plan, including Keogh plans, 401(k) plans, 403(b) plans and IRAs. None of the Funds or the Manager administers retirement account plans. Certain of the Funds are available for purchase through administrators for retirement plans. Investors who purchase shares as part of a retirement plan should address inquiries and seek investment servicing from their plan administrators. Plan administrators may receive compensation from the Funds for performing shareholder services.

SHARE CERTIFICATES

Share certificates will not be issued by the Funds. All shares are held in non-certificated form registered on the books of the Funds and the Transfer Agent for the account of the shareholder.

HOW TO REDEEM AN INVESTMENT IN THE FUNDS

The Funds will redeem all or any portion of an investor's outstanding shares upon request. Redemptions can be made on any day that the NYSE is open for trading. The redemption price is the net asset value per share next determined after the shares are validly tendered for redemption and such request is received by the Transfer Agent or, in the case of repurchase orders, Montgomery Securities or other securities dealers. Payment of redemption proceeds is made promptly regardless of when redemption occurs and normally within three days after receipt of all documents in proper form, including a written redemption order with appropriate signature guarantee. Redemption proceeds will be mailed or wired in accordance with the shareholder's instructions. The Funds may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the SEC. In the case of shares purchased by check and redeemed shortly after the purchase, the Transfer Agent will not mail redemption proceeds until it has been notified that the monies used for the purchase have been collected, which may take up to 15 days from the purchase date. Shares tendered for redemptions through brokers or dealers (other than the Distributor) may be subject to a service charge by such brokers or dealers. Procedures for requesting a redemption are set forth below. SHAREHOLDERS SHOULD NOTE THAT THE FUNDS RESERVE THE RIGHT UPON 60 DAYS' ADVANCE NOTICE TO SHAREHOLDERS TO IMPOSE A REDEMPTION FEE OF UP TO 1.00% ON SHARES REDEEMED WITHIN 90 DAYS OF PURCHASE.


--------------------------------------------------------------------------------
REDEEMING BY WRITTEN INSTRUCTION
--------------------------------------------------------------------------------


       o Write a letter indicating your name, account number, the name of the Fund from which you wish to redeem and the dollar amount or number of shares you wish to redeem.

       o Signature guarantee your letter if you want the redemption proceeds to go to a party other than the account owner(s), your predesignated bank account or if the dollar amount of the redemption exceeds $50,000. Signature guarantees may be provided by an eligible guarantor institution such as a commercial bank, an NASD member firm such as a stock broker, a savings association or national securities exchange. Contact the Transfer Agent if you need more information.

       o If you do not have a predesignated bank account and want to wire your redemption proceeds, include a voided check or deposit slip with your letter. The minimum amount that may be wired is $500 (wire charges, if any, will be deducted from redemption proceeds). The Fund reserves the right to permit lesser wire amounts or fees in the Manager's discretion.

       o   Mail your instructions to:
           The Montgomery Funds
           c/o DST Systems, Inc.
           P.O. Box 419073
           Kansas City, MO  64141


--------------------------------------------------------------------------------
REDEEMING BY TELEPHONE
--------------------------------------------------------------------------------

       o Unless you have declined telephone redemption privileges on your account application, you may redeem shares up to $50,000 by calling the Transfer Agent before the Fund cutoff time.

       o If you included bank wire information on your account application or made subsequent arrangements to accommodate bank wire redemptions, you may request that the Transfer Agent wire your redemption proceeds to your bank account. Allow at least two business days for redemption proceeds to be credited to your bank account. If you want to wire your redemption proceeds to arrive at your bank on the same business day (subject to bank cutoff times), there is a $10.00 fee.

By establishing telephone redemption privileges, a shareholder authorizes the Funds and the Transfer Agent to act upon the instruction of the shareholder or his or her designee by telephone to redeem from the account for which such service has been authorized and transfer the proceeds to a bank or other account designated in the Authorization. When a shareholder appoints a designee on the Account Application or by other written authorization, the shareholder agrees to be bound by the telephone redemption instructions given by the shareholder's designee. Telephone redemption privileges will be suspended for 30 days after any address change. All redemption requests during this period must be submitted in writing with the signature guaranteed. The Funds may change, modify or terminate these privileges at any time upon 60 days' notice to shareholders. The Funds will not be responsible for any loss, damage, cost or expense arising out of any transaction that appears on the shareholder's confirmation after 30 days following mailing of such confirmation. See discussion of Fund telephone procedures and liability under "Telephone Transactions."

Shareholders may decline telephone redemption privileges after an account is opened by instructing the Transfer Agent in writing. Your request will be processed upon receipt.

Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by telegram (not available for IRAs) or overnight courier.

SYSTEMATIC WITHDRAWAL PLAN

Under a Systematic Withdrawal Plan, a shareholder with an account value of $500 or more in a Fund may receive (or have sent to a third party) periodic payments (by check or wire) of $100 or more from the shareholder's account in that Fund on a monthly or quarterly basis. Depending on the form of payment requested, shares will be redeemed up to five business days before redemption proceeds are scheduled to be received by the shareholder. The redemption may result in the recognition of gain or loss for income tax purposes. Dividends and distributions on shares held in a Systematic Withdrawal Plan account will be reinvested in additional shares of that Fund at net asset value.

SMALL ACCOUNTS/ANNUAL ACCOUNT MAINTENANCE FEE

Due to the relatively high cost of maintaining smaller accounts, each Fund reserves the right to redeem shares or to impose a $20 annual account maintenance fee for any account if at any time, because of redemptions by the shareholder, the total value of a shareholder's account is less than $500. If a Fund decides to make an involuntary redemption, the shareholder will first be notified that the value of the shareholder's account is less than the minimum level and will be allowed 30 days to make an additional investment to bring the value of that account at least to the minimum investment required to open an account before the Fund takes any action.


EXCHANGE PRIVILEGES AND RESTRICTIONS


You may exchange Class P shares from another Fund offered by this prospectus, with the same registration, taxpayer identification number and address. You should note that an exchange may result in recognition of a gain or loss for income tax purposes. See the discussion of Fund telephone procedures and limitations of liability under "Telephone Transactions."


--------------------------------------------------------------------------------
PURCHASING AND REDEEMING SHARES BY EXCHANGE
--------------------------------------------------------------------------------

       o You are automatically eligible to make telephone exchanges with your Montgomery account.

       o Exchange purchases and redemptions will be processed using the next-determined net asset value (with no sales charge or exchange fee) after your request is received. Your request is subject to the Funds' cut-off times.

       o Exchange purchases must meet the minimum investment requirements of the Fund you intend to purchase.

       o You may exchange for shares of a Fund only in states where that Fund's shares are qualified for sale and only for Funds offered by this prospectus.

       o You may not exchange for shares of a Fund that is not open to new shareholders unless you have an existing account with that Fund.

       o BECAUSE EXCESSIVE EXCHANGES CAN HARM A FUND'S PERFORMANCE, THE TRUST RESERVES THE RIGHT TO TERMINATE, EITHER TEMPORARILY OR PERMANENTLY, YOUR EXCHANGE PRIVILEGES IF YOU MAKE MORE THAN FOUR EXCHANGES OUT OF ANY ONE FUND DURING A TWELVE-MONTH PERIOD. THE FUND MAY ALSO REFUSE AN EXCHANGE INTO A FUND FROM WHICH YOU HAVE REDEEMED SHARES WITHIN THE PREVIOUS 90 DAYS (ACCOUNTS UNDER COMMON CONTROL AND ACCOUNTS WITH THE SAME TAXPAYER IDENTIFICATION NUMBER WILL BE COUNTED TOGETHER). A SHAREHOLDER'S EXCHANGES MAY BE RESTRICTED OR REFUSED IF A FUND RECEIVES, OR THE MANAGER ANTICIPATES, SIMULTANEOUS ORDERS AFFECTING SIGNIFICANT PORTIONS OF THAT FUND'S ASSETS AND, IN PARTICULAR, A PATTERN OF EXCHANGES COINCIDING WITH A "MARKET TIMING" STRATEGY. THE TRUST RESERVES THE RIGHT TO REFUSE EXCHANGES BY ANY
            PERSON OR GROUP IF, IN THE MANAGER'S JUDGMENT, A FUND WOULD BE UNABLE TO EFFECTIVELY INVEST THE MONEY IN ACCORDANCE WITH ITS INVESTMENT OBJECTIVE AND POLICIES, OR

            WOULD OTHERWISE BE POTENTIALLY ADVERSELY AFFECTED. ALTHOUGH THE TRUST ATTEMPTS TO PROVIDE PRIOR NOTICE TO AFFECTED SHAREHOLDERS WHEN IT IS REASONABLE TO DO SO, THEY MAY IMPOSE THESE RESTRICTIONS AT ANY TIME. THE EXCHANGE LIMIT MAY BE MODIFIED FOR ACCOUNTS IN CERTAIN INSTITUTIONAL RETIREMENT PLANS TO CONFORM TO PLAN EXCHANGE LIMITS AND U.S. DEPARTMENT OF LABOR REGULATIONS (FOR THOSE LIMITS, SEE PLAN MATERIALS). THE TRUST RESERVES THE RIGHT TO TERMINATE OR MODIFY THE EXCHANGE PRIVILEGES OF FUND SHAREHOLDERS IN THE FUTURE.
--------------------------------------------------------------------------------


AUTOMATIC TRANSFER SERVICE ("ATS")

You may elect systematic exchanges out of the Funds. The minimum exchange is $100. Periodically investing a set dollar amount into a Fund is also referred to as dollar-cost averaging because the number of shares purchased will vary depending on the price per share. Your account with the recipient Fund must meet the applicable minimum of $500.

BROKERS AND OTHER INTERMEDIARIES

INVESTING THROUGH SECURITIES BROKERS, DEALERS AND FINANCIAL INTERMEDIARIES Investors may purchase shares of a Fund from other selected securities brokers, dealers or through financial intermediaries such as benefit plan administrators. Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged by these agents. Purchase orders through securities brokers, dealers and other financial intermediaries are effected at the next-determined net asset value after receipt of the order by such agent, provided the agent transmits such order on a timely basis to the Transfer Agent so that it is received by 4:00 p.m., New York time, on days that the Fund issues shares. Orders received after that time will be purchased at the next-determined net asset value. To the extent that these agents perform shareholder servicing activities for the Fund, they may receive fees from the Fund for such services.

REPURCHASE ORDERS THROUGH BROKERAGE ACCOUNTS
Shareholders also may sell shares back to the Funds by wire or telephone through Montgomery Securities or selected securities brokers or dealers. Shareholders should contact their securities broker or dealer for appropriate instructions and for information concerning any transaction or service fee that may be imposed by the broker or dealer. Shareholders are entitled to the net asset value next determined after receipt of a repurchase order by such broker-dealer, provided the broker-dealer transmits such order on a timely basis to the Transfer Agent so that it is received by 4:00 p.m., New York time, on a day that the Fund redeems shares. Orders received after that time are entitled to the net asset value next determined after receipt.

HOW NET ASSET VALUE IS DETERMINED

The net asset value of each Fund is determined once daily as of 4:00 p.m., New York time, on each day that the NYSE is open for trading. Per-share net asset value is calculated by dividing the value of each Fund's total net assets by the total number of that Fund's shares then outstanding.

As more fully described in the Statement of Additional Information, portfolio securities are valued using current market valuations: either the last reported sales price or, in the case of securities for which there is no reported last sale and fixed income securities, the mean between the closing bid and asked price. Securities for which market quotations are not readily available or which are illiquid are valued at their fair values as determined in good faith under the supervision of the Trust's officers, and by the manager and the Pricing Committee of the Board, respectively, in accordance with methods that are specifically authorized by the Board. Short-term obligations with maturities of 60 days or less are valued at amortized cost as reflecting fair value.

The value of securities denominated in foreign currencies and traded on foreign exchanges or in foreign markets will be translated into U.S. dollars at the last price of their respective currency denomination against U.S. dollars quoted by a major bank or, if no such quotation is available, at the rate of exchange determined in accordance with policies established in good faith by the Board. Because the value of securities denominated in foreign currencies must be translated into U.S. dollars, fluctuations in the value of such currencies in relation to the U.S. dollar may affect the net asset value of Fund shares even if there has not been any change in the foreign-currency denominated values of such securities.

Because foreign securities markets may close prior to the time the Funds determine their net asset values, events affecting the value of portfolio securities occurring between the time prices are determined and the time the Funds calculate their net asset value may not be reflected in the Funds' calculation of net asset values unless the Manager, under supervision of the Board, determines that a particular event would materially affect a Fund's net asset value.

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The Equity Income Fund declares and pays dividends on or about the last business day of each quarter. Each Fund currently intends to make one or, if necessary to avoid the imposition of tax on a Fund, more distributions during each calendar year. A distribution may be made between November 1 and December 31 of each year with respect to any undistributed capital gains earned during the one-year period ended October 31 of such calendar year. Another distribution of any undistributed capital gains may also be made following each Fund's fiscal year end (June 30). The amount and frequency of Fund distributions are not guaranteed and are at the discretion of the Board.

Unless investors request cash distributions in writing at least seven business days prior to the distribution, or on the Account Application, all dividends and other distributions will be reinvested automatically in additional Class P shares of the applicable Fund and credited to the shareholder's account at the closing net asset value on the reinvestment date.

TAXATION

Except for the newer Funds that intend to qualify and elect as soon as possible, each of the Funds has qualified and elected and intends to continue to qualify and elect to be treated as a regulated investment company under Subchapter M of the Code, by distributing substantially all of its net investment income and net capital gains to its shareholders and meeting other requirements of the Code relating to the sources of its income and diversification of assets. Accordingly, the Funds generally will not be liable for federal income tax or excise tax based on net income except to the extent their earnings are not distributed or are distributed in a manner that does not satisfy the requirements of the Code pertaining to the timing of distributions. If a Fund is unable to meet certain Code requirements, it may be subject to taxation as a corporation. The Emerging Markets Fund may also incur tax liability to the extent it invests in "passive foreign investment companies." See "Portfolio Securities" and the Statement of Additional Information.

For federal income tax purposes, any dividends derived from net investment income and any excess of net short-term capital gain over net long-term capital loss that investors (other than certain tax-exempt organizations that have not borrowed to purchase Fund shares) receive from the Funds are considered ordinary income. Part of the distributions paid by the Funds may be eligible for the dividends-received deduction allowed to corporate shareholders under the Code. Distributions of the excess of net long-term capital gain over net short-term capital loss from transactions of a Fund are treated by shareholders as long-term capital gains regardless of the length of time the Fund's shares have been owned. Distributions of income and capital gains are taxed in the manner described above, whether they are taken in cash or are reinvested in additional shares of the Funds.

Each Fund will inform its investors of the source of their dividends and distributions at the time they are paid, and will promptly after the close of each calendar year advise investors of the tax status of those distributions and dividends. Investors (including tax-exempt and foreign investors) are advised to consult their own tax advisers regarding the particular tax consequences to them of an investment in shares of the Funds. Additional information on tax matters relating to the Funds and their shareholders is included in the Statement of Additional Information.

GENERAL INFORMATION

THE TRUSTS

All of the Funds are series of The Montgomery Funds, a Massachusetts business trust organized on May 10, 1990. The Agreement and Declarations of Trust of the Trust permits its Board to issue an unlimited number of full and fractional shares of beneficial interest, $.01 par value, in any number of series. The assets and liabilities of each series of the Trust are separate and distinct from each other series.

This Prospectus relates only to the Class P shares of the Funds. The Funds have designated other classes of shares and may in the future designate other classes of shares for specific purposes.

SHAREHOLDER RIGHTS

Shares issued by the Funds have no preemptive, conversion or subscription rights. Each whole share is entitled to one vote as to any matter on which it is entitled to vote and each fractional share is entitled to a proportionate fractional vote. Shareholders have equal and exclusive rights as to dividends and distributions as declared by each Fund and to the net assets of each Fund upon liquidation or dissolution. Each Fund, as a separate series of the Trust, votes separately on matters affecting only that Fund (e.g., approval of the Investment Management Agreement); all series of the Trust vote as a single class on matters affecting all series of the Trust jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees of the Trust. Except as set forth herein, all classes of shares issued by a Fund shall have identical voting, dividend, liquidation and other rights, preferences, and terms and conditions. The only differences among the various classes of shares relate solely to the following: (a) each class may be subject to different class expenses; (b) each class may bear a different identifying designation; (c) each class may have exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) each class may provide for the automatic conversion of that class into another class. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trust's Board at its discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust for the purpose of electing or removing Trustees. Shareholders may receive assistance in communicating with other shareholders in connection with the election or removal of Trustees pursuant to the provisions of Section 16(c) of the Investment Company Act.

PERFORMANCE INFORMATION

From time to time, the Funds may publish their total return, and, in the case of certain Funds, current yield in advertisements and communications to investors. Performance data may be quoted separately for the Class P shares as for other classes. Total return information generally will include a Fund's average annual compounded rate of return over the most recent four calendar quarters and over the period from the Fund's inception of operations. A Fund may also advertise aggregate and average total return information over different periods of time. Each Fund's average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period according to a specific formula. Aggregate total return is calculated in a similar manner, except that the results are not annualized. Total return figures will reflect all recurring charges against each Fund's income.

Current yield as prescribed by the SEC is an annualized percentage rate that reflects the change in value of a hypothetical account based on the income received from the Fund during a 30-day period. It is computed by determining the net change, excluding capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period. A hypothetical charge reflecting deductions from shareholder accounts for management fees or shareholder services fees, for example, is subtracted from the value of the account at the end of the period and the difference is divided by the value of the account at the beginning of the base period to obtain the base period return. The result is then annualized. See "Performance Information" in the Statement of Additional Information.

Investment results of the Funds will fluctuate over time, and any presentation of the Funds' total return or current yield for any prior period should not be considered as a representation of what an investor's total return or current yield may be in any future period. The Funds' Annual Report contains additional performance information and is available upon request and without charge by calling (800) 572-FUND.

LEGAL OPINION

The validity of shares offered by this Prospectus will be passed on by Heller, Ehrman, White & McAuliffe, 333 Bush Street, San Francisco, California 94104.

SHAREHOLDER REPORTS AND INQUIRIES

Unless otherwise requested, only one copy of each shareholder report or other material sent to shareholders will be sent to each household or address regardless of the number of shareholders or accounts at that household or address. A confirmation statement will be mailed to the record address each time you request a transaction except for most money market transactions (monthly) and automatic investment and redemption services (quarterly). All transactions are recorded on quarterly account statements which you will receive at the end of each calendar quarter. Your fourth-quarter account statement will be a year-end statement, listing all transaction activity for the entire year. Retain this statement for your tax records.

In general, shareholders who redeem shares from a qualifying Montgomery account should expect to receive an Average Cost Statement in February of the following year. Your statement will calculate your average cost using the average cost singlecategory method.

Any questions should be directed to The Montgomery Funds at 800-572-FUND (800-572-3863).

BACKUP WITHHOLDING INSTRUCTIONS

Shareholders are required by law to provide the Funds with their correct Social Security or other Taxpayer Identification Number ("TIN"), regardless of whether they file tax returns. Failure to do so may subject a shareholder to penalties. Failure to provide a correct TIN or to check the appropriate boxes in the Account Application and to sign the shareholder's name could result in backup withholding by the Funds of an amount of income tax equal to 31% of distributions, redemptions, exchanges and other payments made to a shareholder's account. Any tax withheld may be credited against taxes owed on a shareholder's federal income tax return.

A shareholder who does not have a TIN should apply for one immediately by contacting the local office of the Social Security Administration or the IRS. Backup withholding could apply to payments made to a shareholder's account while awaiting receipt of a TIN. Special rules apply for certain entities. For example, for an account established under the Uniform Gifts to Minors Act, the TIN of the minor should be furnished. If a shareholder has been notified by the IRS that he or she is subject to backup withholding because he or she failed to report all interest and dividend income on his or her tax return and the shareholder has not been notified by the IRS that such withholding will cease, the shareholder should cross out the appropriate item in the Account Application. Dividends paid to a foreign shareholder's account by a Fund may be subject to up to 30% withholding instead of backup withholding.

A shareholder that is an exempt recipient should furnish a TIN and check the appropriate box. Exempt recipients include certain corporations, certain tax-exempt entities, tax-exempt pension plans and IRAs, governmental agencies, financial institutions, registered securities and commodities dealers and others. For further information, see Section 3406 of the Code and consult with a tax adviser.

                       ---------------------------------

This Prospectus is not an offering of the securities herein described in any state in which the offering is unauthorized. No salesman, dealer or other person is authorized to give any information or make any representation other than those contained in this Prospectus, the Statement of Additional Information, or in the Funds' official sales literature.

                               INVESTMENT MANAGER
                        Montgomery Asset Management, L.P.
                              600 Montgomery Street
                         San Francisco, California 94111
                                 1-800-572-FUND

                                   DISTRIBUTOR
                              Montgomery Securities
                              600 Montgomery Street
                         San Francisco, California 94111
                                 1-415-627-2485

                                    CUSTODIAN
                          Morgan Stanley Trust Company
                              One Pierrepont Plaza
                            Brooklyn, New York 11201

                                 TRANSFER AGENT
                                DST Systems, Inc.
                                 P.O. Box 419073
                        Kansas City, Missouri 64141-6073
                                 1-800-572-3863

                                    AUDITORS
                              Deloitte & Touche LLP
                                50 Fremont Street
                         San Francisco, California 94105

                                  LEGAL COUNSEL
                        Heller, Ehrman, White & McAuliffe
                                 333 Bush Street
                         San Francisco, California 94104

              ----------------------------------------------------

                                     PART C

                                OTHER INFORMATION

               ---------------------------------------------------

                              THE MONTGOMERY FUNDS
                                 --------------

                                    FORM N-1A
                                 --------------

                                     PART C
                                 --------------


Item 24. Financial Statements and Exhibits

    (a)  Financial Statements:

         (1)      Portfolio  Investments  as of June  30,  1995;  Statements  of
                  Assets and Liabilities as of June 30, 1995; Statements of Operations For the Year Ended June 30, 1995; Statement of Cash Flows for year ended June 30, 1995; Statements of Changes in Net Assets for the Year Ended June 30, 1995; Financial Highlights for a Fund share outstanding throughout each year, including the year ended June 30, 1995 for Montgomery Growth Fund, Montgomery Micro Cap Fund, Montgomery Small Cap Fund, Montgomery Equity Income Fund, Montgomery Asset Allocation Fund, Montgomery Global Opportunities Fund, Montgomery Global Communications Fund, Montgomery International Small Cap Fund, Montgomery Emerging Markets Fund, Montgomery Short Government Bond Fund, Montgomery Government Reserve Fund, Montgomery
                  California Tax-Free Intermediate Bond Fund and Montgomery California Tax-Free Money Fund; Notes to Financial Statements; Independent Auditors' Report on the foregoing, all incorporated by reference to the Annual Report to Shareholders of the above-named funds.

         (2) Portfolio Investments as of September 30, 1995; Statement of Assets and Liabilities as of September 30, 1995; Statement of Operations for the period ended September 30, 1995; Statement of Cash Flows for the period ended September 30, 1995; Statement of Changes in Net Assets for the period ended September 30, 1995; Financial Highlights for a Fund share outstanding throughout the period ended September 30, 1995; Notes to Financial Statements, all unaudited and with respect to Montgomery International Growth Fund.

   (b)   Exhibits:

         (1)(A) Agreement and Declaration of Trust is incorporated by reference to the Registrant's Registration Statement as filed with the Commission on May 16, 1990 ("Registration Statement").

         (1)(B) Amendment to Agreement and Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement as filed with the Commission on December 30, 1993 ("Post- Effective Amendment No. 17").

         (1)(C) Amended and Restated Agreement and Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement as filed with the Commission on September 13, 1995 ("Post- Effective Amendment No. 28").

         (2)      By-Laws are  incorporated  by  reference  to the  Registration
                  Statement.

         (3)      Voting Trust Agreement - Not applicable.

         (4)      Specimen Share Certificate - Not applicable.

         (5)(A) Form of Investment Management Agreement is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement as filed with the Commission on July 5, 1990 ("Pre-Effective Amendment No. 1").

         (5)(B) Form of Amendment to Investment Management Agreement is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement as filed with the Commission on March 31, 1995 ("Post-Effective Amendment No. 24").

         (6)(A) Form of Underwriting Agreement is incorporated by reference to Pre-Effective Amendment No. 1.

         (6)(B) Form of Selling Group Agreement is incorporated by reference to Pre-Effective Amendment No. 1.

         (7)      Benefit Plan(s) - Not applicable.

         (8)      Custody    Agreement   is   incorporated   by   reference   to
                  Post-Effective Amendment No. 24.

         (9)(A) Form of Administrative Services Agreement is incorporated by reference to Post-Effective Amendment No. 15.

         (9)(B) Form of Multiple Class Plan is incorporated by reference to Post-Effective Amendment No. 28.

         (9)(C) Form of Shareholder Services Plan is incorporated by reference to Post-Effective Amendment No. 28.

         (10) Consent and Opinion of Counsel as to legality of shares is incorporated by reference to Pre-Effective Amendment No. 1.

         (11)     Consent of Independent Public Accountants.

         (12)     Financial Statements omitted from Item 23 - Not applicable.

         (13) Letter of Understanding re: Initial Shares is incorporated by reference to Pre-Effective Amendment No. 1.

         (14) Model Retirement Plan Documents are incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement as filed with the Commission on March 4, 1991 ("Post-Effective Amendment No. 2").

         (15) Form of Share Marketing Plan is incorporated by reference to Post- Effective Amendment No. 28.

         (16)(A) Performance Computation for Montgomery Short Government Bond Fund is incorporated by reference to Post-Effective Amendment No. 13.

         (16)(B) Performance Computation for Montgomery Government Reserve Fund is incorporated by reference to Post-Effective Amendment No. 12.

         (16)(C)  Performance  Computation  for Montgomery  California  Tax-Free
                  Intermediate   Bond  Fund  is  incorporated  by  reference  to
                  Post-Effective Amendment No. 17.

         (16)(D) Performance Computation for the other series of Registrant is incorporated by reference to Post-Effective Amendment No. 2.

         (27)     Financial Data Schedule


Item 25.  Persons Controlled by or Under Common Control with Registrant.

                  Montgomery Asset Management, L.P., a California limited partnership, is the manager of each series of the Registrant, of The Montgomery Funds II, a Delaware business trust, and of The Montgomery Funds III, a Delaware business trust. Montgomery Asset Management, Inc., a California corporation is the general partner of Montgomery Asset Management, L.P., and Montgomery Securities is its sole limited partner. The Registrant, The Montgomery Funds II and The Montgomery Funds III are deemed to be under the common control of each of those three entities.


Item 26.  Number of Holders of Securities


                                                        Number of Record Holders
         Title of Class                                 as of December 31, 1995
         --------------                                 ------------------------

         Shares of Beneficial
         Interest, $0.01 par value
         --------------------------

         Montgomery Small Cap Fund (Class R)                      6,357

         Montgomery Growth Fund (Class R)                        47,768

         Montgomery Emerging Markets
           Fund   (Class R)                                      46,154

         Montgomery International Small Cap Fund (Class R)        1,871

         Montgomery Global Opportunities Fund (Class R)             976

         Montgomery Global Communications Fund (Class R)         14,809

         Montgomery Equity Income Fund (Class R)                    833

         Montgomery Short Government Bond Fund (Class R)            546

         Montgomery California Tax-Free
           Intermediate Bond Fund (Class R)                         142

         Montgomery Government Reserve Fund (Class R)             5,107

         Montgomery California Tax-Free
           Money Fund (Class R)                                     665

         Montgomery Micro Cap Fund (Class R)                     11,701

         Montgomery International Growth Fund (Class R)             271

         Montgomery Advisors Emerging Markets Fund (Class R)         26

         Montgomery Select 50 Fund (Class R)                      2,454

         Montgomery Small Cap II Fund                                 0

         Montgomery Technology Fund                                   0

Item 27.  Indemnification

                  Article VII, Section 3 of the Agreement and Declaration of Trust empowers the Trustees of the Trust, to the full extent permitted by law, to purchase with Trust assets insurance for indemnification from liability and to pay for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust.

                  Article VI of the By-Laws of the Trust provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by reason of the fact that such person is and other amounts or was an agent of the Trust, against expenses, judgments, fines, settlement and other amounts actually and reasonable incurred in connection with such proceeding if that person acted in good faith and reasonably believed his or her conduct to be in the best interests of the Trust. Indemnification will not be provided in certain circumstances, however, including instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable in the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Adviser.



                  Montgomery Securities, which is a broker-dealer and the principal underwriter of The Montgomery Funds, is the sole limited partner of the investment manager, Montgomery Asset Management, L.P. ("MAM, L.P."). The general partner of MAM, L.P. is a corporation, Montgomery Asset Management, Inc. ("MAM, Inc."), certain of the officers and directors of which serve in similar capacities for MAM, L.P. One of these officers and directors, Mr. R. Stephen Doyle, also is a capital limited partner of Montgomery Securities, and Mr. Jack
G. Levin, Secretary of The Montgomery Funds, is a Managing Director of Montgomery Securities. R. Stephen Doyle is the Chairman and Chief Executive Officer of MAM, L.P.; Mark B. Geist is the President; John T. Story is the Managing Director of Mutual Funds and Executive Vice President; David E. Demarest is Chief Administrative Officer; Mary Jane Fross is Manager of Mutual Fund Administration and Finance; and Josephine Jimenez, Bryan L. Sudweeks, Stuart O. Roberts, John H. Brown, William C. Stevens, Roger Honour, Oscar Castro, John Boich and Rhoda Rossman are Managing Directors of MAM, L.P. Information about the individuals who function as officers of MAM, L.P. (namely, R. Stephen Doyle, Mark B. Geist, John T. Story, David E. Demarest, Mary Jane Fross and the ten Managing Directors) is set forth in Part B.


Item 29.  Principal Underwriter.

         (a) Montgomery Securities is the principal underwriter of The Montgomery Funds, The Montgomery Funds II and The Montgomery Funds III. Montgomery Securities acts as the principal underwriter, depositor and/or investment adviser and/or trustee for The Montgomery Funds, an investment company registered under the Investment Company Act of 1940, as amended, and for the following private investment partnerships or trusts:

                           Montgomery Bridge Fund Liquidating Trust
                           Montgomery Bridge Fund II, Liquidating Trust

                           Montgomery Bridge Investments Limited
                           Montgomery Private Investments Partnership
                           Pathfinder Montgomery Fund I, L.P.
                           Montgomery Growth Partners, L.P.
                           Montgomery Growth Partners II, L.P.
                           Montgomery Capital Partners, L.P.
                           Montgomery Capital Partners II, L.P.
                           Montgomery Emerging Markets Fund Limited
                           Montgomery Emerging World Partners, L.P.


         (b) The following information is furnished with respect to the officers and general partners of Montgomery Securities:


Name and Principal                       Position and Offices                             Positions and Offices
Business Address*                        with Montgomery Securities                          with Registrant
------------------                       ---------------------------                      ---------------------
J. Richard Fredericks                    Senior Managing Director                                  None

Robert L. Kahan                          Senior Managing Director                                  None

Kent A. Logan                            Senior Managing Director                                  None

Jerome S. Markowitz                      Senior Managing Director                           Trustee Designate

Karl L. Matthies                         Senior Managing Director                                  None

Joseph M. Schell                         Senior Managing Director                                  None

John K. Skeen                            Senior Managing Director                                  None

Alan L. Stein                            Senior Managing Director                                  None

Thomas W. Weisel                         Chairman and Chief Executive                              None
                                         Officer

John A. Berg                             Managing Director                                         None

Howard S. Berl                           Managing Director                                         None

Ralph E. Blair                           Managing Director                                         None

Charles R. Brama                         Managing Director                                         None

Robert V. Cheadle                        Managing Director                                         None

M. Allen Chozen                          Managing Director                                         None

Frank J. Connelly                        Managing Director                                         None

Dennis Dugan                             Managing Director                                         None

Michael Dovey                            Managing Director                                         None

Frank M. Dunlevy                         Managing Director                                         None

William A. Falk                          Managing Director                                         None

R. Brandon Fradd                         Managing Director                                         None

Clark L. Gerhardt, Jr.                   Managing Director                                         None

Seth J. Gersch                           Managing Director                                         None

P. Joseph Grasso                         Managing Director                                         None

James C. Hale, III                       Managing Director                                         None

Wilson T. Hileman, Jr.                   Managing Director                                         None


                                       C-5



Name and Principal                       Position and Offices                             Positions and Offices
Business Address*                        with Montgomery Securities                          with Registrant
------------------                       ---------------------------                      ---------------------


Craig R. Johnson                         Managing Director                                         None

Joseph A. Jolson                         Managing Director                                         None

Scott Kovalik                            Managing Director                                         None

David Lehman                             Managing Director                                         None

Derek Lemke-von Ammon                    Managing Director                                         None

Jack G. Levin                            Managing Director                                      Secretary

Merrill S. Lichtenfeld                   Managing Director                                         None

James F. McMahon                         Managing Director                                         None

J. Sanford Miller                        Managing Director                                         None

Michael G. Mueller                       Managing Director                                         None

Daniel J. Murphy                         Managing Director                                         None

Bernard M. Notas                         Managing Director                                         None

Joseph J. Piazza                         Managing Director                                         None

Bruce G. Potter                          Managing Director                                         None

David B. Renderman                       Managing Director                                         None

Alice A. Ruth                            Managing Director                                         None

Richard A. Smith                         Managing Director                                         None

Kathleen Smythe-de Urquieta              Managing Director                                         None

Thomas Tashjian                          Managing Director                                         None

Thomas A. Thornhill, III                 Managing Director                                         None

David M. Traversi                        Managing Director                                         None

Otto V. Tschudi                          Managing Director                                         None

Stephan P. Vermut                        Managing Director                                         None

George M. Vetter, III                    Managing Director                                         None

James F. Wilson                          Managing Director                                         None

John W. Weiss                            Managing Director                                         None

George W. Yandell, III                   Managing Director                                         None

Ross Investments, Inc.                   General Partner                                           None

P.J.J. Investments, Inc.                 General Partner                                           None

RLK Investments, Inc.                    General Partner                                           None

Logan Investments, Inc.                  General Partner                                           None

SEWEL Investments, Inc.                  General Partner                                           None

MMJ Investments, Inc.                    General Partner                                           None

Skeen Investments, Inc.                  General Partner                                           None



                                       C-6


* The principal business address of persons and entities listed is 600 Montgomery Street, San Francisco, California 94111.

         The above list does not include limited partners or special limited partners who are not Managing Directors of Montgomery Securities.

Item 30.  Location of Accounts and Records.

                  The accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 will be kept by the Registrant's Transfer Agent, DST Systems, Inc., 1004 Baltimore, Kansas City, Missouri 64105, except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections (2)(iii), (4), (5), (6), (7), (9), (10) and (11) of Rule 31a-1(b)),
which will be kept by the Registrant at 600 Montgomery Street, San Francisco, California 94111.

Item 31.  Management Services.

                  There  are  no   management-related   service   contracts  not
discussed in Parts A and B.

Item 32.  Undertakings.

                  (a)      Not applicable.

                  (b) Registrant hereby undertakes to file a post-effective amendment including financial statements of Montgomery Advisors Emerging Markets Fund, Montgomery Select 50 Fund, Montgomery Small Cap II Fund and Montgomery Technology Fund, which need not be certified, within four to six months from the later of the effective date of those series of the Registrant or the commencement of operations of those series.

                  (c) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                  (d) Registrant has undertaken to comply with Section 16(a) of the Investment Company Act of 1940, as amended, which requires the prompt convening of a meeting of shareholders to elect trustees to fill existing vacancies in the Registrant's Board of Trustees in the event that less than a majority of the trustees have been elected to such position by shareholders. Registrant has also undertaken promptly to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee or Trustees when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in communicating with other shareholders in accordance with the requirements of
Section 16(c) of the Investment Company Act of 1940, as amended.

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and that the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco and State of California on this 11th day of January, 1996.


                                  THE MONTGOMERY FUNDS



                                  By:   R. Stephen Doyle*
                                        --------------------------------------
                                        R. Stephen Doyle
                                        Chairman and Principal Executive
                                        Officer



Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



R. Stephen Doyle*               Principal Executive          January 11, 1996
---------------------           Officer; Principal
R. Stephen Doyle                Financial and Accounting
                                Officer; and Trustee


Andrew Cox *                    Trustee                      January 11, 1996
---------------------
Andrew Cox


Cecilia H. Herbert *            Trustee                      January 11, 1996
---------------------
Cecilia H. Herbert


John A. Farnsworth *            Trustee                      January 11, 1996
--------------------
John A. Farnsworth




* By:    /s/ Julie Allecta
       ------------------------------------------------
         Julie Allecta, Attorney-in-Fact
         pursuant to Power of Attorney previously filed.

                                Exhibit(s) Index



Exhibit No.         Document                                            Page No.

(11)                Independent Auditors' Consent                         ____